UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-07986
The Alger Institutional Funds
(Exact name of registrant as specified in charter)

100 Pearl Street, New York, New York 10004
Registrant's telephone number, including area code:
212-806-8800
Date of fiscal year end:
10/31
Date of reporting period:
April 30, 2026
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual  report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
Alger Capital Appreciation Institutional Fund
Class I / ALARX
Semi-Annual SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Alger Capital Appreciation Institutional Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Capital Appreciation Institutional Fund (Class I / ALARX)	$60	1.20%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$3,290,638,853
Total number of portfolio holdings[1]	85
Portfolio turnover rate	32.82%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Communication Services	12.1%
Consumer Discretionary	11.8%
Energy	0.7%
Financials	1.8%
Health Care	7.2%
Industrials	5.8%
Information Technology	56.8%
Materials	0.5%
Real Estate	0.7%
Utilities	2.0%
Short-Term Investments and Other Net Assets	0.6%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger Capital Appreciation Institutional Fund
Alger Capital Appreciation Institutional Fund
Class R / ACARX
Semi-Annual SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Alger Capital Appreciation Institutional Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Capital Appreciation Institutional Fund (Class R / ACARX)	$81	1.64%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$3,290,638,853
Total number of portfolio holdings[1]	85
Portfolio turnover rate	32.82%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Communication Services	12.1%
Consumer Discretionary	11.8%
Energy	0.7%
Financials	1.8%
Health Care	7.2%
Industrials	5.8%
Information Technology	56.8%
Materials	0.5%
Real Estate	0.7%
Utilities	2.0%
Short-Term Investments and Other Net Assets	0.6%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger Capital Appreciation Institutional Fund
Alger Capital Appreciation Institutional Fund
Class Y / ACAYX
Semi-Annual SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Alger Capital Appreciation Institutional Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Capital Appreciation Institutional Fund (Class Y / ACAYX)	$41	0.82%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$3,290,638,853
Total number of portfolio holdings[1]	85
Portfolio turnover rate	32.82%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Communication Services	12.1%
Consumer Discretionary	11.8%
Energy	0.7%
Financials	1.8%
Health Care	7.2%
Industrials	5.8%
Information Technology	56.8%
Materials	0.5%
Real Estate	0.7%
Utilities	2.0%
Short-Term Investments and Other Net Assets	0.6%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger Capital Appreciation Institutional Fund
Alger Capital Appreciation Institutional Fund
Class Z-2 / ACIZX
Semi-Annual SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Alger Capital Appreciation Institutional Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Capital Appreciation Institutional Fund (Class Z-2 / ACIZX)	$42	0.84%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$3,290,638,853
Total number of portfolio holdings[1]	85
Portfolio turnover rate	32.82%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Communication Services	12.1%
Consumer Discretionary	11.8%
Energy	0.7%
Financials	1.8%
Health Care	7.2%
Industrials	5.8%
Information Technology	56.8%
Materials	0.5%
Real Estate	0.7%
Utilities	2.0%
Short-Term Investments and Other Net Assets	0.6%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger Capital Appreciation Institutional Fund
Alger Focus Equity Fund
Class A / ALAFX
Semi-Annual SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Alger Focus Equity Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Focus Equity Fund (Class A / ALAFX)	$46	0.91%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$6,123,571,016
Total number of portfolio holdings[1]	50
Portfolio turnover rate	52.02%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Communication Services	13.0%
Consumer Discretionary	13.3%
Financials	1.4%
Health Care	5.7%
Industrials	6.5%
Information Technology	55.7%
Materials	0.3%
Utilities	2.0%
Short-Term Investments and Other Net Assets	2.1%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger Focus Equity Fund
Alger Focus Equity Fund
Class C / ALCFX
Semi-Annual SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Alger Focus Equity Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Focus Equity Fund (Class C / ALCFX)	$84	1.68%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$6,123,571,016
Total number of portfolio holdings[1]	50
Portfolio turnover rate	52.02%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Communication Services	13.0%
Consumer Discretionary	13.3%
Financials	1.4%
Health Care	5.7%
Industrials	6.5%
Information Technology	55.7%
Materials	0.3%
Utilities	2.0%
Short-Term Investments and Other Net Assets	2.1%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger Focus Equity Fund
Alger Focus Equity Fund
Class I / ALGRX
Semi-Annual SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Alger Focus Equity Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Focus Equity Fund (Class I / ALGRX)	$45	0.89%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$6,123,571,016
Total number of portfolio holdings[1]	50
Portfolio turnover rate	52.02%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Communication Services	13.0%
Consumer Discretionary	13.3%
Financials	1.4%
Health Care	5.7%
Industrials	6.5%
Information Technology	55.7%
Materials	0.3%
Utilities	2.0%
Short-Term Investments and Other Net Assets	2.1%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger Focus Equity Fund
Alger Focus Equity Fund
Class Y / ALGYX
Semi-Annual SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Alger Focus Equity Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Focus Equity Fund (Class Y / ALGYX)	$30	0.60%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$6,123,571,016
Total number of portfolio holdings[1]	50
Portfolio turnover rate	52.02%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Communication Services	13.0%
Consumer Discretionary	13.3%
Financials	1.4%
Health Care	5.7%
Industrials	6.5%
Information Technology	55.7%
Materials	0.3%
Utilities	2.0%
Short-Term Investments and Other Net Assets	2.1%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger Focus Equity Fund
Alger Focus Equity Fund
Class Z / ALZFX
Semi-Annual SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Alger Focus Equity Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Focus Equity Fund (Class Z / ALZFX)	$31	0.62%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$6,123,571,016
Total number of portfolio holdings[1]	50
Portfolio turnover rate	52.02%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Communication Services	13.0%
Consumer Discretionary	13.3%
Financials	1.4%
Health Care	5.7%
Industrials	6.5%
Information Technology	55.7%
Materials	0.3%
Utilities	2.0%
Short-Term Investments and Other Net Assets	2.1%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger Focus Equity Fund
Alger Mid Cap Growth Institutional Fund
Class I / ALMRX
Semi-Annual SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Alger Mid Cap Growth Institutional Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Growth Institutional Fund (Class I / ALMRX)	$62	1.26%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$54,332,448
Total number of portfolio holdings[1]	68
Portfolio turnover rate	42.82%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Communication Services	3.8%
Consumer Discretionary	13.0%
Consumer Staples	2.7%
Energy	0.9%
Financials	6.9%
Health Care	13.1%
Industrials	28.8%
Information Technology	22.3%
Materials	1.7%
Real Estate	2.6%
Utilities	2.3%
Short-Term Investments and Other Net Assets	1.9%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger Mid Cap Growth Institutional Fund
Alger Mid Cap Growth Institutional Fund
Class R / AGIRX
Semi-Annual SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Alger Mid Cap Growth Institutional Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Growth Institutional Fund (Class R / AGIRX)	$92	1.89%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$54,332,448
Total number of portfolio holdings[1]	68
Portfolio turnover rate	42.82%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Communication Services	3.8%
Consumer Discretionary	13.0%
Consumer Staples	2.7%
Energy	0.9%
Financials	6.9%
Health Care	13.1%
Industrials	28.8%
Information Technology	22.3%
Materials	1.7%
Real Estate	2.6%
Utilities	2.3%
Short-Term Investments and Other Net Assets	1.9%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger Mid Cap Growth Institutional Fund
Alger Mid Cap Growth Institutional Fund
Class Z-2 / ALMZX
Semi-Annual SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Alger Mid Cap Growth Institutional Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Growth Institutional Fund (Class Z-2 / ALMZX)	$49	1.01%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$54,332,448
Total number of portfolio holdings[1]	68
Portfolio turnover rate	42.82%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Communication Services	3.8%
Consumer Discretionary	13.0%
Consumer Staples	2.7%
Energy	0.9%
Financials	6.9%
Health Care	13.1%
Industrials	28.8%
Information Technology	22.3%
Materials	1.7%
Real Estate	2.6%
Utilities	2.3%
Short-Term Investments and Other Net Assets	1.9%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger Mid Cap Growth Institutional Fund
Alger Small Cap Growth Institutional Fund
Class I / ALSRX
Semi-Annual SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Alger Small Cap Growth Institutional Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Growth Institutional Fund (Class I / ALSRX)	$71	1.43%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$71,328,354
Total number of portfolio holdings[1]	106
Portfolio turnover rate	8.33%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Communication Services	0.7%
Consumer Discretionary	6.8%
Consumer Staples	1.5%
Financials	5.9%
Health Care	32.5%
Industrials	28.4%
Information Technology	23.3%
Materials	0.1%
Utilities	0.5%
Short-Term Investments and Other Net Assets	0.3%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger Small Cap Growth Institutional Fund
Alger Small Cap Growth Institutional Fund
Class R / ASIRX
Semi-Annual SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Alger Small Cap Growth Institutional Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Growth Institutional Fund (Class R / ASIRX)	$94	1.89%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$71,328,354
Total number of portfolio holdings[1]	106
Portfolio turnover rate	8.33%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Communication Services	0.7%
Consumer Discretionary	6.8%
Consumer Staples	1.5%
Financials	5.9%
Health Care	32.5%
Industrials	28.4%
Information Technology	23.3%
Materials	0.1%
Utilities	0.5%
Short-Term Investments and Other Net Assets	0.3%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger Small Cap Growth Institutional Fund
Alger Small Cap Growth Institutional Fund
Class Z-2 / AISZX
Semi-Annual SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Alger Small Cap Growth Institutional Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Growth Institutional Fund (Class Z-2 / AISZX)	$50	1.00%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$71,328,354
Total number of portfolio holdings[1]	106
Portfolio turnover rate	8.33%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Communication Services	0.7%
Consumer Discretionary	6.8%
Consumer Staples	1.5%
Financials	5.9%
Health Care	32.5%
Industrials	28.4%
Information Technology	23.3%
Materials	0.1%
Utilities	0.5%
Short-Term Investments and Other Net Assets	0.3%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger Small Cap Growth Institutional Fund

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
THE ALGER INSTITUTIONAL FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
April 30, 2026 (UNAUDITED)

Table of Contents

THE ALGER INSTITUTIONAL FUNDS

THE ALGER INSTITUTIONAL FUNDS
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments April 30, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—93.4%
AEROSPACE & DEFENSE—0.9%
HEICO Corp.	38,300	$ 10,337,936
HEICO Corp., Cl. A	69,694	14,567,440
Rheinmetall AG	2,550	4,066,768

		28,972,144
APPLICATION SOFTWARE—2.9%
Anthropic PBC, Series G(a),*,@	36,700	9,510,306
AppLovin Corp., Cl. A*	146,796	65,522,395
IREN Ltd.*	119,387	5,433,302
Palantir Technologies, Inc., Cl. A*	109,875	15,284,711

		95,750,714
ASSET MANAGEMENT & CUSTODY BANKS—0.1%
Blackstone, Inc.	24,693	3,100,947
AUTOMOBILE MANUFACTURERS—2.7%
Tesla, Inc.*	230,720	88,049,674
AUTOMOTIVE RETAIL—0.0%
Carvana Co.*	1,946	770,227
BIOTECHNOLOGY—4.1%
Abivax SA ADR*	169,998	19,954,365
Arrowhead Pharmaceuticals, Inc.*	324,490	23,843,525
Ascendis Pharma A/S*	44,572	10,223,925
Biogen, Inc.*	94,204	17,830,933
Cogent Biosciences, Inc.*	112,875	4,039,796
Dianthus Therapeutics, Inc.*	125,604	11,028,031
Natera, Inc.*	169,459	34,935,668
Revolution Medicines, Inc.*	43,913	6,328,742
Roivant Sciences Ltd.*	242,722	6,924,859

		135,109,844
BROADLINE RETAIL—8.8%
Amazon.com, Inc.*	874,951	231,914,512
MercadoLibre, Inc.*	12,433	22,287,769
Sea Ltd., Cl. A ADR*	434,248	36,858,970

		291,061,251
COAL & CONSUMABLE FUELS—0.7%
Cameco Corp.	136,545	16,800,497
Centrus Energy Corp., Cl. A*	23,843	5,029,919

		21,830,416
COMMERCIAL & RESIDENTIAL MORTGAGE FINANCE—0.5%
Rocket Cos., Inc., Cl. A*	1,024,348	14,975,968
COMMUNICATIONS EQUIPMENT—0.7%
Arista Networks, Inc.*	128,898	22,261,974
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments April 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—93.4% (CONT.)
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—0.3%
Caterpillar, Inc.	10,340	$ 9,203,737
CONSUMER FINANCE—0.5%
Figure Technology Solutions, Inc., Cl. A*	469,562	16,481,626
DIVERSIFIED METALS & MINING—0.1%
MP Materials Corp., Cl. A*	38,496	2,542,276
ELECTRIC UTILITIES—0.0%
NRG Energy, Inc.	9,269	1,442,071
ELECTRICAL COMPONENTS & EQUIPMENT—0.5%
Vertiv Holdings Co., Cl. A	51,606	16,952,055
ENVIRONMENTAL & FACILITIES SERVICES—0.6%
GFL Environmental, Inc.	514,426	20,633,627
FINANCIAL EXCHANGES & DATA—0.1%
S&P Global, Inc.	8,545	3,684,860
HEALTH CARE DISTRIBUTORS—0.5%
Cardinal Health, Inc.	84,267	16,253,419
HEALTHCARE EQUIPMENT—0.6%
Boston Scientific Corp.*	26,133	1,505,522
Intuitive Surgical, Inc.*	39,679	18,157,507

		19,663,029
HEALTHCARE TECHNOLOGY—0.1%
Veeva Systems, Inc., Cl. A*	23,580	3,677,773
HEAVY ELECTRICAL EQUIPMENT—1.2%
GE Vernova, Inc.	35,088	38,016,445
X-Energy, Inc., Cl. A*	46,518	1,476,016

		39,492,461
HOME FURNISHINGS—0.1%
Somnigroup International, Inc.	63,917	4,848,744
HOUSEHOLD APPLIANCES—0.1%
SharkNinja, Inc.*	39,727	4,589,660
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—2.0%
Talen Energy Corp.*	167,030	62,205,313
Vistra Corp.	18,042	2,847,749

		65,053,062
INTERACTIVE MEDIA & SERVICES—10.1%
Alphabet, Inc., Cl. C	473,154	180,716,439
Meta Platforms, Inc., Cl. A	249,326	152,565,072

		333,281,511
INTERNET SERVICES & INFRASTRUCTURE—1.7%
Cloudflare, Inc., Cl. A*	56,071	11,492,873
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments April 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—93.4% (CONT.)
INTERNET SERVICES & INFRASTRUCTURE—1.7% (CONT.)
MongoDB, Inc., Cl. A*	54,497	$ 13,669,483
Shopify, Inc., Cl. A*	139,643	16,914,957
Twilio, Inc., Cl. A*	94,425	13,980,565

		56,057,878
INVESTMENT BANKING & BROKERAGE—0.5%
Robinhood Markets, Inc., Cl. A*	206,256	15,034,000
LIFE SCIENCES TOOLS & SERVICES—0.2%
Repligen Corp.*	60,628	7,172,899
MANAGED HEALTHCARE—0.5%
UnitedHealth Group, Inc.	41,682	15,442,347
MOVIES & ENTERTAINMENT—2.0%
Liberty Media Corp. Series C Liberty Formula One*	40,272	3,461,378
Netflix, Inc.*	319,183	29,878,721
Roku, Inc., Cl. A*	234,941	27,384,723
Sphere Entertainment Co., Cl. A*	8,304	1,182,905
Spotify Technology SA*	6,147	2,744,943

		64,652,670
OIL & GAS STORAGE & TRANSPORTATION—0.1%
Cheniere Energy, Inc.	9,635	2,649,143
PHARMACEUTICALS—1.2%
AstraZeneca PLC	111,508	20,893,254
Eli Lilly & Co.	14,713	13,750,770
Merck & Co., Inc.	45,643	4,983,302
Nektar Therapeutics*	11,598	986,294

		40,613,620
SEMICONDUCTORS—24.5%
Astera Labs, Inc.*	305,734	59,538,639
Broadcom, Inc.	351,470	146,714,122
Micron Technology, Inc.	23,703	12,258,243
NVIDIA Corp.	2,043,630	407,847,239
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	455,693	180,481,770

		806,840,013
SPECIALTY CHEMICALS—0.4%
DuPont de Nemours, Inc.	272,964	12,463,536
SYSTEMS SOFTWARE—12.0%
Microsoft Corp.	636,956	259,737,918
Nebius Group NV, Cl. A*	914,137	126,361,157
ServiceNow, Inc.*	104,848	9,259,127

		395,358,202
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments April 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—93.4% (CONT.)
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—10.2%
Apple, Inc.	633,694	$ 171,952,867
Samsung Electronics Co., Ltd.	26,073	3,926,273
Seagate Technology Holdings PLC	25,350	17,076,774
Western Digital Corp.	330,295	143,519,783

		336,475,697
TRADING COMPANIES & DISTRIBUTORS—1.7%
EquipmentShare.com, Inc., Cl. A*	342,764	7,196,330
QXO, Inc.*	2,392,956	48,026,627

		55,222,957
TRANSACTION & PAYMENT PROCESSING SERVICES—0.2%
Visa, Inc., Cl. A	16,617	5,480,951
TOTAL COMMON STOCKS (Cost $1,207,651,744)		3,073,146,983
PREFERRED STOCKS—2.7%
APPLICATION SOFTWARE—2.1%
Databricks, Inc., Series J(a),*,@	239,567	41,188,754
Databricks, Inc., Series K(a),*,@	4,447	764,573
Databricks, Inc., Series L(a),*,@	41,665	7,163,464
Open AI Group PBC, Series C(a),*,@	9,658	6,641,680
SB Technology, Inc., Series E(a),*,@	365,046	13,127,054

		68,885,525
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—0.6%
Apptronik, Inc., Series A-X1(a),*,@	231,892	8,563,771
Figure AI, Inc., Series C(a),*,@	69,445	13,500,108

		22,063,879
TOTAL PREFERRED STOCKS (Cost $65,776,892)		90,949,404
REAL ESTATE INVESTMENT TRUSTS—0.7%
HEALTH CARE—0.7%
Welltower, Inc.	105,107	22,843,955
(Cost $21,925,967)		22,843,955
SPECIAL PURPOSE VEHICLES—2.6%
APPLICATION SOFTWARE—2.6%
2026 VDC LP (invested in VAST Data, Inc. ordinary shares, and Series B and Series F preferred shares) (a),(b),*,@		29,662,060
Disruptive Technology Solutions LI, LLC (invested in Reflection AI, Inc. Series B-1, B-2, and C preferred shares) (a),*,@		56,227,849

		85,889,909
TOTAL SPECIAL PURPOSE VEHICLES (Cost $69,656,916)		85,889,909
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments April 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
SHORT-TERM SECURITIES—0.9%
MONEY MARKET FUNDS—0.9%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.53%(c)	29,037,146	$ 29,037,146
(Cost $29,037,146)		29,037,146

Total Investments (Cost $1,394,048,665)	100.3%	$3,301,867,397
Affiliated Securities (Cost $30,062,676)		29,662,060
Unaffiliated Securities (Cost $1,363,985,989)		3,272,205,337
Liabilities in Excess of Other Assets	(0.3)%	(11,228,544)
NET ASSETS	100.0%	$3,290,638,853

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees. See Note 9 - Fair Value Measurements.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 12 - Affiliated Securities.
(c)	Rate shown reflects 7-day effective yield as of April 30, 2026.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 4/30/2026
2026 VDC LP	3/2/26, 4/1/26	$30,062,676	$29,662,060	0.9%
Anthropic PBC, Series G	3/31/26	9,510,306	9,510,306	0.3%
Apptronik, Inc., Series A-X1	1/29/26	8,572,398	8,563,771	0.2%
Databricks, Inc., Series J	12/17/24	22,159,947	41,188,754	1.3%
Databricks, Inc., Series K	9/8/25	667,050	764,573	0.0%
Databricks, Inc., Series L	12/16/25	7,916,350	7,163,464	0.2%
Disruptive Technology Solutions LI, LLC	11/4/25, 4/28/26	39,594,240	56,227,849	1.7%
Figure AI, Inc., Series C	11/18/25	13,537,025	13,500,108	0.4%
Open AI Group PBC, Series C	3/31/26	6,641,680	6,641,680	0.2%
SB Technology, Inc., Series E	10/23/24	6,282,442	13,127,054	0.4%
Total		$144,944,114	$186,349,619	5.6%
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER FOCUS EQUITY FUND
Schedule of Investments April 30, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—90.4%
AEROSPACE & DEFENSE—0.8%
HEICO Corp., Cl. A	227,208	$ 47,491,016
APPLICATION SOFTWARE—3.2%
Anthropic PBC, Series G(a),*,@	170,443	44,167,985
AppLovin Corp., Cl. A*	343,059	153,124,385

		197,292,370
AUTOMOBILE MANUFACTURERS—2.8%
Tesla, Inc.*	454,142	173,314,211
BIOTECHNOLOGY—4.0%
Abivax SA ADR*	257,673	30,245,657
Arrowhead Pharmaceuticals, Inc.*	829,155	60,926,309
Biogen, Inc.*	205,149	38,830,603
Dianthus Therapeutics, Inc.*	372,803	32,732,103
Natera, Inc.*	396,479	81,738,111

		244,472,783
BROADLINE RETAIL—9.8%
Amazon.com, Inc.*	1,728,934	458,271,246
MercadoLibre, Inc.*	27,538	49,365,445
Sea Ltd., Cl. A ADR*	1,112,223	94,405,488

		602,042,179
COMMERCIAL & RESIDENTIAL MORTGAGE FINANCE—0.5%
Rocket Cos., Inc., Cl. A*	2,112,409	30,883,420
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—0.4%
Caterpillar, Inc.	29,954	26,662,355
CONSUMER FINANCE—0.6%
Figure Technology Solutions, Inc., Cl. A*	967,621	33,963,497
ELECTRIC UTILITIES—0.6%
NRG Energy, Inc.	231,560	36,026,105
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.2%
Mirion Technologies, Inc., Cl. A*	624,318	12,330,280
ENVIRONMENTAL & FACILITIES SERVICES—0.9%
GFL Environmental, Inc.	1,308,111	52,468,332
HEALTHCARE EQUIPMENT—1.0%
Boston Scientific Corp.*	247,946	14,284,169
Intuitive Surgical, Inc.*	99,477	45,521,670

		59,805,839
HEAVY ELECTRICAL EQUIPMENT—1.4%
GE Vernova, Inc.	78,484	85,034,275
X-Energy, Inc., Cl. A*	85,721	2,719,927

		87,754,202
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER FOCUS EQUITY FUND
Schedule of Investments April 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—90.4% (CONT.)
HOME FURNISHINGS—0.3%
Somnigroup International, Inc.	259,153	$ 19,659,347
HOUSEHOLD APPLIANCES—0.4%
SharkNinja, Inc.*	199,344	23,030,212
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—1.4%
Talen Energy Corp.*	234,571	87,358,932
INTERACTIVE MEDIA & SERVICES—11.3%
Alphabet, Inc., Cl. C	1,063,478	406,184,787
Meta Platforms, Inc., Cl. A	463,401	283,559,706

		689,744,493
INTERNET SERVICES & INFRASTRUCTURE—0.7%
CoreWeave, Inc., Cl. A*	214,955	23,988,978
MongoDB, Inc., Cl. A*	81,613	20,470,989

		44,459,967
INVESTMENT BANKING & BROKERAGE—0.4%
Robinhood Markets, Inc., Cl. A*	286,390	20,874,967
MOVIES & ENTERTAINMENT—1.7%
Netflix, Inc.*	337,525	31,595,715
Roku, Inc., Cl. A*	541,029	63,062,340
Spotify Technology SA*	22,868	10,211,706

		104,869,761
PHARMACEUTICALS—0.7%
AstraZeneca PLC	235,253	44,079,261
SEMICONDUCTORS—24.3%
Astera Labs, Inc.*	606,062	118,024,514
Broadcom, Inc.	642,351	268,136,578
NVIDIA Corp.	3,967,272	791,748,473
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	782,386	309,871,799

		1,487,781,364
SPECIALTY CHEMICALS—0.3%
DuPont de Nemours, Inc.	361,861	16,522,573
SYSTEMS SOFTWARE—11.1%
Microsoft Corp.	1,013,192	413,159,434
Nebius Group NV, Cl. A*	1,718,161	237,501,395
ServiceNow, Inc.*	335,671	29,643,106

		680,303,935
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—8.9%
Apple, Inc.	885,610	240,310,274
Western Digital Corp.	700,015	304,170,518

		544,480,792
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER FOCUS EQUITY FUND
Schedule of Investments April 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—90.4% (CONT.)
TRADING COMPANIES & DISTRIBUTORS—2.7%
QXO, Inc.*	8,319,570	$ 166,973,770
TOTAL COMMON STOCKS (Cost $3,701,312,018)		5,534,645,963
PREFERRED STOCKS—2.7%
APPLICATION SOFTWARE—2.4%
Databricks, Inc., Series J(a),*,@	552,095	94,921,693
Databricks, Inc., Series K(a),*,@	10,005	1,720,160
Databricks, Inc., Series L(a),*,@	9,809	1,686,461
SB Technology, Inc., Series E(a),*,@	1,317,338	47,371,475

		145,699,789
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—0.3%
Figure AI, Inc., Series C(a),*,@	98,079	19,066,558
TOTAL PREFERRED STOCKS (Cost $96,223,330)		164,766,347
SPECIAL PURPOSE VEHICLES—4.8%
APPLICATION SOFTWARE—4.8%
2026 VDC LP (invested in VAST Data, Inc. ordinary shares, and Series B and Series F preferred shares) (a),(b),*,@		98,484,455
Disruptive Technology Solutions LI, LLC (invested in Reflection AI, Inc. Series B-1, B-2, and C preferred shares) (a),(b),*,@		198,720,918

		297,205,373
TOTAL SPECIAL PURPOSE VEHICLES (Cost $265,670,929)		297,205,373
SHORT-TERM SECURITIES—1.5%
MONEY MARKET FUNDS—1.5%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.53%(c)	88,186,357	88,186,357
(Cost $88,186,357)		88,186,357

Total Investments (Cost $4,151,392,634)	99.4%	$6,084,804,040
Affiliated Securities (Cost $265,670,929)		297,205,373
Unaffiliated Securities (Cost $3,885,721,705)		5,787,598,667
Other Assets in Excess of Liabilities	0.6%	38,766,976
NET ASSETS	100.0%	$6,123,571,016

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees. See Note 9 - Fair Value Measurements.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 12 - Affiliated Securities.
(c)	Rate shown reflects 7-day effective yield as of April 30, 2026.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER FOCUS EQUITY FUND
Schedule of Investments April 30, 2026 (Unaudited) (Continued)

@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 4/30/2026
2026 VDC LP	3/2/26, 4/1/26	$99,814,586	$98,484,455	1.6%
Anthropic PBC, Series G	3/31/26	44,167,985	44,167,985	0.7%
Databricks, Inc., Series J	12/17/24	51,068,787	94,921,693	1.6%
Databricks, Inc., Series K	9/8/25	1,500,750	1,720,160	0.0%
Databricks, Inc., Series L	12/16/25	1,863,710	1,686,461	0.0%
Disruptive Technology Solutions LI, LLC	11/4/25, 4/28/26	165,856,343	198,720,918	3.2%
Figure AI, Inc., Series C	11/18/25	19,118,696	19,066,558	0.3%
SB Technology, Inc., Series E	10/23/24, 12/18/24	22,671,387	47,371,475	0.8%
Total		$406,062,244	$506,139,705	8.2%
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments April 30, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—93.9%
AEROSPACE & DEFENSE—7.7%
Axon Enterprise, Inc.*	1,462	$ 587,373
FTAI Aviation Ltd.	4,104	1,024,646
HEICO Corp.	2,490	672,101
Howmet Aerospace, Inc.	7,740	1,881,129

		4,165,249
APPAREL RETAIL—2.0%
Burlington Stores, Inc.*	3,484	1,114,915
APPLICATION SOFTWARE—2.6%
Guidewire Software, Inc.*	3,154	436,482
Procore Technologies, Inc.*	3,234	182,980
The Descartes Systems Group, Inc.*	10,672	770,024

		1,389,486
ASSET MANAGEMENT & CUSTODY BANKS—1.1%
Ares Management Corp., Cl. A	4,636	544,266
Blue Owl Capital, Inc., Cl. A	3,841	37,450

		581,716
AUTOMOTIVE RETAIL—4.3%
Carvana Co.*	2,469	977,230
O'Reilly Automotive, Inc.*	13,748	1,366,551

		2,343,781
BIOTECHNOLOGY—6.1%
Abivax SA ADR*	4,218	495,109
Arrowhead Pharmaceuticals, Inc.*	8,868	651,621
Cogent Biosciences, Inc.*	4,056	145,164
Natera, Inc.*	6,931	1,428,895
Revolution Medicines, Inc.*	1,463	210,847
Vaxcyte, Inc.*	6,895	394,670

		3,326,306
CARGO GROUND TRANSPORTATION—1.2%
Saia, Inc.*	1,447	649,443
COMMERCIAL & RESIDENTIAL MORTGAGE FINANCE—1.0%
Rocket Cos., Inc., Cl. A*	36,135	528,294
CONSTRUCTION & ENGINEERING—3.7%
Comfort Systems USA, Inc.	1,098	2,020,595
CONSTRUCTION MATERIALS—1.7%
Martin Marietta Materials, Inc.	1,475	913,128
CONSUMER FINANCE—0.4%
Figure Technology Solutions, Inc., Cl. A*	5,565	195,332
ELECTRICAL COMPONENTS & EQUIPMENT—4.0%
Vertiv Holdings Co., Cl. A	6,570	2,158,179
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments April 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—93.9% (CONT.)
ELECTRONIC COMPONENTS—2.1%
Amphenol Corp., Cl. A	7,684	$ 1,131,623
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.3%
Novanta, Inc.*	5,557	719,798
ENVIRONMENTAL & FACILITIES SERVICES—3.1%
GFL Environmental, Inc.	42,655	1,710,892
HEALTHCARE EQUIPMENT—1.4%
IDEXX Laboratories, Inc.*	1,317	738,574
HEALTHCARE SERVICES—1.3%
Guardant Health, Inc.*	7,981	694,985
HOMEBUILDING—0.9%
NVR, Inc.*	75	473,690
HOTELS RESORTS & CRUISE LINES—4.6%
Hilton Worldwide Holdings, Inc.	4,110	1,331,927
Viking Holdings Ltd.*	14,203	1,163,368

		2,495,295
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—2.3%
Talen Energy Corp.*	1,477	550,064
Vistra Corp.	4,476	706,492

		1,256,556
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—3.9%
RBC Bearings, Inc.*	3,546	2,124,373
INSURANCE BROKERS—0.8%
Ryan Specialty Holdings, Inc., Cl. A	13,295	462,267
INTERACTIVE HOME ENTERTAINMENT—0.2%
Roblox Corp., Cl. A*	2,316	127,982
INTERNET SERVICES & INFRASTRUCTURE—5.7%
Cloudflare, Inc., Cl. A*	8,778	1,799,227
MongoDB, Inc., Cl. A*	1,913	479,838
Twilio, Inc., Cl. A*	5,610	830,616

		3,109,681
INVESTMENT BANKING & BROKERAGE—1.2%
Robinhood Markets, Inc., Cl. A*	8,694	633,706
LIFE & HEALTH INSURANCE—1.0%
Oscar Health, Inc., Cl. A*	29,283	540,564
LIFE SCIENCES TOOLS & SERVICES—4.3%
Repligen Corp.*	10,414	1,232,081
West Pharmaceutical Services, Inc.	3,780	1,124,890

		2,356,971
MOVIES & ENTERTAINMENT—3.6%
Spotify Technology SA*	1,013	452,355
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments April 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—93.9% (CONT.)
MOVIES & ENTERTAINMENT—3.6% (CONT.)
TKO Group Holdings, Inc., Cl. A	7,964	$ 1,482,021

		1,934,376
OIL & GAS STORAGE & TRANSPORTATION—0.9%
Cheniere Energy, Inc.	1,686	463,566
PERSONAL CARE PRODUCTS—1.0%
e.l.f. Beauty, Inc.*	8,702	556,667
PROPERTY & CASUALTY INSURANCE—1.5%
Intact Financial Corp.	4,326	833,575
REAL ESTATE SERVICES—1.4%
CBRE Group, Inc., Cl. A*	5,451	778,022
RESEARCH & CONSULTING SERVICES—1.4%
Verisk Analytics, Inc.	4,120	760,099
RESTAURANTS—1.2%
Chipotle Mexican Grill, Inc.*	18,840	640,372
SEMICONDUCTORS—4.8%
Astera Labs, Inc.*	6,067	1,181,487
Monolithic Power Systems, Inc.	880	1,420,681

		2,602,168
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—1.6%
Celsius Holdings, Inc.*	26,566	891,821
SYSTEMS SOFTWARE—1.6%
Nebius Group NV, Cl. A*	5,720	790,675
Rubrik, Inc., Cl. A*	1,859	98,862

		889,537
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—1.7%
Western Digital Corp.	2,083	905,105
TRADING COMPANIES & DISTRIBUTORS—3.3%
EquipmentShare.com, Inc., Cl. A*	17,957	377,007
QXO, Inc.*	70,692	1,418,789

		1,795,796
TOTAL COMMON STOCKS (Cost $39,030,440)		51,014,485
PREFERRED STOCKS—1.6%
APPLICATION SOFTWARE—1.1%
SB Technology, Inc., Series E(a),*,@	16,281	585,465
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—0.5%
Apptronik, Inc., Series A-X1(a),*,@	3,171	117,105
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments April 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
PREFERRED STOCKS—1.6% (CONT.)
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—0.5% (CONT.)
Figure AI, Inc., Series C(a),*,@	711	$ 138,218

		255,323
TOTAL PREFERRED STOCKS (Cost $536,014)		840,788
REAL ESTATE INVESTMENT TRUSTS—1.2%
HEALTH CARE—1.2%
American Healthcare REIT, Inc.	13,001	660,191
(Cost $670,222)		660,191
RIGHTS—0.0%
BIOTECHNOLOGY—0.0%
Tolero CDR(a),*,@	422,928	—
(Cost $226,186)		—
SPECIAL PURPOSE VEHICLES—1.4%
APPLICATION SOFTWARE—1.4%
2026 VDC LP (invested in VAST Data, Inc. ordinary shares, and Series B and Series F preferred shares) (a),(b),*,@		272,315
Disruptive Technology Solutions LI, LLC (invested in Reflection AI, Inc. Series B-1, B-2, and C preferred shares) (a),*,@		513,060

		785,375
TOTAL SPECIAL PURPOSE VEHICLES (Cost $580,681)		785,375
WARRANTS—0.0%
APPLICATION SOFTWARE—0.0%
Constellation Software, Inc., 3/31/40(a),*	638	—
(Cost $0)		—
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments April 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
SHORT-TERM SECURITIES—2.2%
MONEY MARKET FUNDS—2.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.53%(c)	1,192,206	$ 1,192,206
(Cost $1,192,206)		1,192,206

Total Investments (Cost $42,235,749)	100.3%	$54,493,045
Affiliated Securities (Cost $275,993)		272,315
Unaffiliated Securities (Cost $41,959,756)		54,220,730
Liabilities in Excess of Other Assets	(0.3)%	(160,597)
NET ASSETS	100.0%	$54,332,448

ADR	American Depositary Receipts
CDR	Contingent Deferred Rights

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees. See Note 9 - Fair Value Measurements.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 12 - Affiliated Securities.
(c)	Rate shown reflects 7-day effective yield as of April 30, 2026.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 4/30/2026
2026 VDC LP	3/2/26, 4/1/26	$275,993	$272,315	0.5%
Apptronik, Inc., Series A-X1	1/29/26	117,223	117,105	0.2%
Disruptive Technology Solutions LI, LLC	11/4/25, 4/28/26	304,688	513,060	0.9%
Figure AI, Inc., Series C	11/18/25	138,595	138,218	0.3%
SB Technology, Inc., Series E	10/23/24	280,196	585,465	1.1%
Tolero CDR	2/6/17	226,186	—	0.0%
Total		$1,342,881	$1,626,163	3.0%
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments April 30, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—98.1%
AEROSPACE & DEFENSE—7.5%
AeroVironment, Inc.*	2,059	$ 401,546
Archer Aviation, Inc., Cl. A*	33,204	190,591
Astronics Corp.*	4,338	309,733
Bombardier, Inc., Cl. B*	5,152	1,094,765
FTAI Aviation Ltd.	5,462	1,363,698
Howmet Aerospace, Inc.	1,925	467,852
Karman Holdings, Inc.*	6,087	413,794
Loar Holdings, Inc.*	8,650	485,438
VSE Corp.	3,521	604,485
York Space Systems, Inc.*	308	10,213

		5,342,115
APPAREL RETAIL—2.9%
Abercrombie & Fitch Co., Cl. A*	1,654	141,169
Aritzia, Inc.*	6,414	676,979
Victoria's Secret & Co.*	24,567	1,273,308

		2,091,456
APPLICATION SOFTWARE—8.2%
BlackLine, Inc.*	10,883	340,094
Core Scientific, Inc.*	10,022	200,440
Guidewire Software, Inc.*	4,781	661,642
InterDigital, Inc.	4,303	1,276,098
Manhattan Associates, Inc.*	3,701	510,331
nCino, Inc.*	18,175	317,699
PAR Technology Corp.*	2,819	37,887
Q2 Holdings, Inc.*	12,716	645,337
Riot Platforms, Inc.*	12,657	218,207
SPS Commerce, Inc.*	9,577	537,461
Terawulf, Inc.*	40,177	873,046
Vertex, Inc., Cl. A*	19,459	240,708

		5,858,950
ASSET MANAGEMENT & CUSTODY BANKS—0.7%
Galaxy Digital, Inc., Cl. A*	14,660	402,271
Hamilton Lane, Inc., Cl. A	961	88,402

		490,673
BIOTECHNOLOGY—17.2%
Abivax SA ADR*	10,152	1,191,642
Absci Corp.*	186,493	927,803
Arrowhead Pharmaceuticals, Inc.*	16,012	1,176,562
Bridgebio Pharma, Inc.*	3,982	283,160
CareDx, Inc.*	31,392	653,267
Cogent Biosciences, Inc.*	11,273	403,461
Dianthus Therapeutics, Inc.*	974	85,517
Erasca, Inc.*	31,075	330,949
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments April 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.1% (CONT.)
BIOTECHNOLOGY—17.2% (CONT.)
Forte Biosciences, Inc.*	56,452	$ 1,505,010
Insmed, Inc.*	10,372	1,414,015
Natera, Inc.*	7,200	1,484,352
Nuvalent, Inc., Cl. A*	15,268	1,531,075
Palvella Therapeutics, Inc.*	2,998	384,703
Twist Bioscience Corp.*	13,784	805,675
uniQure NV*	3,649	72,797

		12,249,988
BUILDING PRODUCTS—2.7%
CSW Industrials, Inc.	4,517	1,315,350
Modine Manufacturing Co.*	2,455	625,117

		1,940,467
CARGO GROUND TRANSPORTATION—0.6%
Saia, Inc.*	998	447,922
CONSTRUCTION & ENGINEERING—3.5%
Construction Partners, Inc., Cl. A*	2,177	269,208
Tutor Perini Corp.	24,126	2,241,788

		2,510,996
CONSUMER STAPLES MERCHANDISE RETAIL—1.2%
BJ's Wholesale Club Holdings, Inc.*	8,700	816,843
EDUCATION SERVICES—0.6%
Universal Technical Institute, Inc.*	11,712	439,551
ELECTRIC UTILITIES—0.6%
IDACORP, Inc.	2,646	390,920
ELECTRICAL COMPONENTS & EQUIPMENT—0.6%
Enovix Corp.*	65,355	435,918
ELECTRONIC MANUFACTURING SERVICES—2.2%
Fabrinet*	2,328	1,591,118
ENVIRONMENTAL & FACILITIES SERVICES—0.3%
Casella Waste Systems, Inc., Cl. A*	2,726	216,035
FINANCIAL EXCHANGES & DATA—0.2%
Gemini Space Station, Inc., Cl. A*	445	1,976
MarketAxess Holdings, Inc.	892	140,213

		142,189
HEALTHCARE EQUIPMENT—2.6%
Glaukos Corp.*	2,625	377,134
Impulse Dynamics PLC, Series A(a),*,@	1,756,939	66,764
Integer Holdings Corp.*	2,991	264,733
iRhythm Technologies, Inc.*	5,015	647,737
TransMedics Group, Inc.*	4,939	497,802

		1,854,170
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments April 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.1% (CONT.)
HEALTHCARE SERVICES—4.3%
GeneDx Holdings Corp., Cl. A*	14,587	$ 917,376
Guardant Health, Inc.*	24,496	2,133,112

		3,050,488
HEALTHCARE SUPPLIES—0.7%
Lantheus Holdings, Inc.*	4,893	414,046
Neogen Corp.*	8,646	81,272

		495,318
HEALTHCARE TECHNOLOGY—0.5%
HeartFlow, Inc.*	12,294	365,869
HEAVY ELECTRICAL EQUIPMENT—2.5%
Bloom Energy Corp., Cl. A*	6,210	1,759,666
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—7.8%
Gates Industrial Corp. PLC*	84,951	2,175,595
RBC Bearings, Inc.*	5,706	3,418,408

		5,594,003
INTERACTIVE MEDIA & SERVICES—0.7%
Reddit, Inc., Cl. A*	3,355	493,957
INTERNET SERVICES & INFRASTRUCTURE—1.2%
DigitalOcean Holdings, Inc.*	4,540	437,792
Whitefiber, Inc.*	13,111	200,730
Wix.com Ltd.*	3,012	224,966

		863,488
INVESTMENT BANKING & BROKERAGE—0.5%
Moelis & Co., Cl. A	5,797	377,501
LEISURE FACILITIES—1.6%
Life Time Group Holdings, Inc.*	12,007	321,908
Planet Fitness, Inc., Cl. A*	12,472	831,508

		1,153,416
LIFE SCIENCES TOOLS & SERVICES—6.4%
10X Genomics, Inc., Cl. A*	15,467	341,047
Adaptive Biotechnologies Corp.*	81,329	1,146,739
Alamar Biosciences, Inc.*	2,346	58,744
Bio-Techne Corp.	20,182	1,116,468
CryoPort, Inc.*	81,567	836,878
MaxCyte, Inc.*	60,914	53,604
Repligen Corp.*	5,561	657,922
Tempus AI, Inc., Cl. A*	6,477	359,344

		4,570,746
PASSENGER AIRLINES—1.7%
Joby Aviation, Inc.*	129,617	1,191,180
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments April 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.1% (CONT.)
PHARMACEUTICALS—0.6%
Belite Bio, Inc. ADR*	248	$ 39,472
Definium Therapeutics, Inc.*	16,231	355,134

		394,606
RESEARCH & CONSULTING SERVICES—0.5%
Planet Labs PBC, Cl. A*	9,013	333,211
RESTAURANTS—1.6%
Kura Sushi USA, Inc., Cl. A*	6,650	366,215
Shake Shack, Inc., Cl. A*	7,648	783,614

		1,149,829
SEMICONDUCTORS—7.0%
Astera Labs, Inc.*	6,121	1,192,004
Credo Technology Group Holding Ltd.*	6,526	1,135,589
Impinj, Inc.*	2,862	414,761
Rambus, Inc.*	10,874	1,251,706
SiTime Corp.*	984	553,156
Universal Display Corp.	5,057	440,414

		4,987,630
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—0.4%
Celsius Holdings, Inc.*	7,438	249,694
SPECIALTY CHEMICALS—0.1%
Balchem Corp.	579	93,578
SYSTEMS SOFTWARE—2.6%
Nebius Group NV, Cl. A*	13,477	1,862,925
Netskope, Inc., Cl. A*	1,379	13,735

		1,876,660
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—0.7%
IonQ, Inc.*	10,614	478,904
TRADING COMPANIES & DISTRIBUTORS—0.6%
Xometry, Inc., Cl. A*	8,925	457,586
TRANSACTION & PAYMENT PROCESSING SERVICES—4.5%
Chime Financial, Inc., Cl. A*	146,623	3,205,179
TOTAL COMMON STOCKS (Cost $52,713,168)		69,961,820
PREFERRED STOCKS—0.2%
HEALTHCARE EQUIPMENT—0.2%
Impulse Dynamics PLC, Series F-3(a),*,@	2,914,012	166,098
TOTAL PREFERRED STOCKS (Cost $152,451)		166,098
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments April 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
RIGHTS—0.1%
BIOTECHNOLOGY—0.0%
Mirati Therapeutics, Inc. CVR(a),*,@	5,478	$ 6,354
Tolero CDR(a),*,@	528,559	—

		6,354
PHARMACEUTICALS—0.1%
Fusion Pharmaceuticals, Inc. CVR(a),*,@	31,282	35,662
TOTAL RIGHTS (Cost $285,726)		42,016
SPECIAL PURPOSE VEHICLES—1.3%
APPLICATION SOFTWARE—1.3%
Disruptive Technology Solutions LI, LLC (invested in Reflection AI, Inc. Series B-1, B-2, and C preferred shares) (a),*,@		960,097
TOTAL SPECIAL PURPOSE VEHICLES (Cost $415,065)		960,097
SHORT-TERM SECURITIES—0.6%
MONEY MARKET FUNDS—0.6%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.53%(b)	419,189	419,189
(Cost $419,189)		419,189

Total Investments (Cost $53,985,599)	100.3%	$71,549,220
Unaffiliated Securities (Cost $53,985,599)		71,549,220
Liabilities in Excess of Other Assets	(0.3)%	(220,866)
NET ASSETS	100.0%	$71,328,354

ADR	American Depositary Receipts
CDR	Contingent Deferred Rights
CVR	Contingent Value Rights

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees. See Note 9 - Fair Value Measurements.
(b)	Rate shown reflects 7-day effective yield as of April 30, 2026.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments April 30, 2026 (Unaudited) (Continued)

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 4/30/2026
Disruptive Technology Solutions LI, LLC	11/4/25	$415,065	$960,097	1.3%
Fusion Pharmaceuticals, Inc. CVR	6/5/24	—	35,662	0.1%
Impulse Dynamics PLC, Series A	2/11/22	1,756,940	66,764	0.1%
Impulse Dynamics PLC, Series F-3	2/5/24	152,451	166,098	0.2%
Mirati Therapeutics, Inc. CVR	1/24/24	—	6,354	0.0%
Tolero CDR	2/6/17	285,726	—	0.0%
Total		$2,610,182	$1,234,975	1.7%
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Statements of Assets and Liabilities April 30, 2026  (Unaudited)

	Alger Capital Appreciation Institutional Fund	Alger Focus Equity Fund
ASSETS:
Investments in unaffiliated securities, at value (Identified cost below)* see accompanying schedules of investments	$3,272,205,337	$5,787,598,667
Investments in affiliated securities, at value (Identified cost below)** see accompanying schedules of investments	29,662,060	297,205,373
Receivable for investment securities sold	15,518,382	62,537,191
Receivable for shares of beneficial interest sold	2,813,170	18,635,833
Dividends and interest receivable	245,942	459,502
Receivable from Investment Manager	70,965	12,096
Prepaid expenses	157,457	190,343
Total Assets	3,320,673,313	6,166,639,005
LIABILITIES:
Payable for investment securities purchased	14,921,483	35,562,922
Payable for shares of beneficial interest redeemed	11,798,431	4,107,467
Accrued investment advisory fees	1,934,893	2,438,027
Accrued distribution fees — Note 3	181,384	248,027
Accrued shareholder servicing fees	325,941	99,273
Accrued shareholder administrative fees	25,831	50,500
Accrued administrative fees	71,034	128,934
Accrued transfer agent fees	322,797	25,933
Accrued professional fees	204,632	231,498
Accrued printing fees	77,858	25,064
Accrued fund accounting fees	75,600	57,674
Accrued custodian fees	17,764	16,696
Accrued trustee fees	10,547	1,454
Accrued other expenses	66,265	74,520
Total Liabilities	30,034,460	43,067,989
NET ASSETS	$3,290,638,853	$6,123,571,016
NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	1,221,388,685	4,171,717,331
Distributable earnings	2,069,250,168	1,951,853,685
NET ASSETS	$3,290,638,853	$6,123,571,016
* Identified cost on unaffiliated securities	$1,363,985,989 (a)	$3,885,721,705 (b)
** Identified cost on affiliated securities	$30,062,676 (a)	$265,670,929 (b)

See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Statements of Assets and Liabilities April 30, 2026  (Unaudited) (Continued)

	Alger Capital Appreciation Institutional Fund	Alger Focus Equity Fund
NET ASSETS BY CLASS:
Class A	$—	$528,591,209
Class C	$—	$186,734,199
Class I	$1,191,122,261	$514,919,948
Class R	$456,319,574	$—
Class Y	$634,319,257	$653,238,260
Class Z	$—	$4,240,087,400
Class Z-2	$1,008,877,761	$—
SHARES OF BENEFICIAL INTEREST OUTSTANDING — Note 7:
Class A	—	4,901,136
Class C	—	1,972,273
Class I	21,111,952	4,729,031
Class R	11,398,132	—
Class Y	10,591,784	5,733,845
Class Z	—	37,392,010
Class Z-2	16,958,968	—
NET ASSET VALUE PER SHARE:
Class A	$—	$107.85
Class A - Offering Price Per Share (includes a 5.25% sales charge)	$—	$113.83
Class C	$—	$94.68
Class I	$56.42	$108.88
Class R	$40.03	$—
Class Y	$59.89	$113.93
Class Z	$—	$113.40
Class Z-2	$59.49	$—

(a)
At April 30, 2026, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$1,426,834,566, amounted to $1,875,032,831, which consisted of aggregate gross unrealized appreciation of
$1,934,230,930, and aggregate gross unrealized depreciation of $59,198,099.

(b)
At April 30, 2026, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$4,220,853,405, amounted to $1,863,950,635, which consisted of aggregate gross unrealized appreciation of
$1,992,065,305, and aggregate gross unrealized depreciation of $128,114,670.

See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Statements of Assets and Liabilities April 30, 2026  (Unaudited) (Continued)

	Alger Mid Cap Growth Institutional Fund	Alger Small Cap Growth Institutional Fund
ASSETS:
Investments in unaffiliated securities, at value (Identified cost below)* see accompanying schedules of investments	$54,220,730	$71,549,220
Investments in affiliated securities, at value (Identified cost below)** see accompanying schedules of investments	272,315	—
Cash	—	7
Receivable for shares of beneficial interest sold	6,501	3,975
Dividends and interest receivable	3,885	2,880
Receivable from Investment Manager	7,595	1,919
Prepaid expenses	18,729	7,588
Total Assets	54,529,755	71,565,589
LIABILITIES:
Payable for shares of beneficial interest redeemed	87,219	94,048
Accrued investment advisory fees	33,119	46,415
Accrued distribution fees — Note 3	1,813	1,136
Accrued shareholder servicing fees	8,863	8,929
Accrued shareholder administrative fees	436	573
Accrued administrative fees	1,198	1,576
Accrued transfer agent fees	12,113	16,445
Accrued professional fees	37,890	39,490
Accrued printing fees	3,319	15,387
Accrued fund accounting fees	9,595	10,181
Accrued custodian fees	1,123	1,402
Accrued trustee fees	382	437
Accrued other expenses	237	1,216
Total Liabilities	197,307	237,235
NET ASSETS	$54,332,448	$71,328,354
NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	44,055,008	51,336,632
Distributable earnings	10,277,440	19,991,722
NET ASSETS	$54,332,448	$71,328,354
* Identified cost on unaffiliated securities	$41,959,756 (c)	$53,985,599 (d)
** Identified cost on affiliated securities	$275,993 (c)	$— (d)

See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Statements of Assets and Liabilities April 30, 2026  (Unaudited) (Continued)

	Alger Mid Cap Growth Institutional Fund	Alger Small Cap Growth Institutional Fund
NET ASSETS BY CLASS:
Class I	$39,518,201	$41,647,548
Class R	$4,536,530	$2,855,980
Class Z-2	$10,277,717	$26,824,826
SHARES OF BENEFICIAL INTEREST OUTSTANDING — Note 7:
Class I	1,396,396	2,353,273
Class R	212,439	240,119
Class Z-2	346,748	1,457,676
NET ASSET VALUE PER SHARE:
Class I	$28.30	$17.70
Class R	$21.35	$11.89
Class Z-2	$29.64	$18.40

(c)
At April 30, 2026, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$43,298,586, amounted to $11,194,459, which consisted of aggregate gross unrealized appreciation of $14,662,303, and aggregate gross unrealized depreciation of $3,467,844.

(d)
At April 30, 2026, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$54,299,634, amounted to $17,249,586, which consisted of aggregate gross unrealized appreciation of $29,486,934, and aggregate gross unrealized depreciation of $12,237,348.

See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Statements of Operations for the six months ended April 30, 2026 (Unaudited)

	Alger Capital Appreciation Institutional Fund	Alger Focus Equity Fund
INCOME:
Dividends (net of foreign withholding taxes*)	$4,321,310	$6,411,002
Interest	160,920	1,530,440
Total Income	4,482,230	7,941,442
EXPENSES:
Investment advisory fees — Note 3	11,550,865	12,752,620
Distribution fees — Note 3
Class A	—	582,386
Class C	—	797,253
Class R	1,118,761	—
Shareholder servicing fees — Note 3	2,020,542	545,847
Shareholder administrative fees — Note 3	153,760	265,567
Administration fees — Note 3	422,839	674,417
Transfer agent fees — Note 3	566,945	341,345
Interest expense — Note 3	296,080	276,198
Fund accounting fees — Note 3	175,690	218,056
Professional fees	149,850	191,260
Registration fees	119,729	182,203
Trustee fees — Note 3	84,049	113,016
Printing fees	77,813	107,960
Custodian fees	34,304	44,827
Other expenses	248,835	145,728
Total Expenses	17,020,062	17,238,683
Less, expense reimbursements/waivers — Note 3	(321,722)	(43,651)
Net Expenses	16,698,340	17,195,032
NET INVESTMENT (LOSS)	(12,216,110)	(9,253,590)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on unaffiliated investments	120,102,220	93,923,714
Net realized gain on in-kind transactions	91,708,028	9,746,023
Net realized (loss) on foreign currency transactions	(17,117)	—
Net realized gain on investments and foreign currency	211,793,131	103,669,737
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Statements of Operations for the six months ended April 30, 2026 (Unaudited) (Continued)

	Alger Capital Appreciation Institutional Fund	Alger Focus Equity Fund
Net change in unrealized appreciation (depreciation) on unaffiliated investments	$(187,617,083)	$84,073,304
Net change in unrealized appreciation on affiliated investments	1,386,570	31,534,444
Net change in unrealized appreciation on foreign currency	3,042	1,848
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(186,227,471)	115,609,596
Net realized and unrealized gain on investments and foreign currency	25,565,660	219,279,333
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,349,550	$210,025,743
* Foreign withholding taxes	$172,137	$280,012
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Statements of Operations for the six months ended April 30, 2026 (Unaudited) (Continued)

	Alger Mid Cap Growth Institutional Fund	Alger Small Cap Growth Institutional Fund
INCOME:
Dividends (net of foreign withholding taxes*)	$4,720	$36,929
Interest	16,617	15,655
Total Income	21,337	52,584
EXPENSES:
Investment advisory fees — Note 3	208,921	302,993
Distribution fees — Note 3
Class R	11,807	6,839
Shareholder servicing fees — Note 3	56,410	56,317
Shareholder administrative fees — Note 3	2,749	3,741
Administration fees — Note 3	7,560	10,287
Transfer agent fees — Note 3	19,885	23,904
Interest expense — Note 3	752	334
Fund accounting fees — Note 3	14,463	15,536
Professional fees	24,087	25,009
Registration fees	22,356	26,893
Trustee fees — Note 3	1,688	2,224
Printing fees	3,959	10,624
Custodian fees	4,575	2,131
Other expenses	6,943	5,159
Total Expenses	386,155	491,991
Less, expense reimbursements/waivers — Note 3	(37,416)	(15,201)
Net Expenses	348,739	476,790
NET INVESTMENT (LOSS)	(327,402)	(424,206)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on unaffiliated investments	3,025,335	3,812,409
Net realized (loss) on foreign currency transactions	(440)	(1,759)
Net realized gain on investments and foreign currency	3,024,895	3,810,650
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Statements of Operations for the six months ended April 30, 2026 (Unaudited) (Continued)

	Alger Mid Cap Growth Institutional Fund	Alger Small Cap Growth Institutional Fund
Net change in unrealized (depreciation) on unaffiliated investments	$(4,770,183)	$(4,197,690)
Net change in unrealized appreciation on affiliated investments	445,910	928,704
Net change in unrealized appreciation on foreign currency	21	—
Net change in unrealized (depreciation) on investments and foreign currency	(4,324,252)	(3,268,986)
Net realized and unrealized gain (loss) on investments and foreign currency	(1,299,357)	541,664
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,626,759)	$117,458
* Foreign withholding taxes	$1,816	$—
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Statements of Changes in Net Assets (Unaudited)

	Alger Capital Appreciation Institutional Fund
	For the Six Months Ended April 30, 2026	For the Year Ended October 31, 2025
Net investment (loss)	$(12,216,110)	$(21,987,911)
Net realized gain on investments and foreign currency	211,793,131	318,817,940
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(186,227,471)	764,630,406
Net increase in net assets resulting from operations	13,349,550	1,061,460,435
Dividends and distributions to shareholders:
Class I	(81,270,190)	(130,312,538)
Class R	(41,563,081)	(64,726,065)
Class Y	(33,112,918)	(44,837,122)
Class Z-2	(58,549,440)	(38,456,096)
Total dividends and distributions to shareholders	(214,495,629)	(278,331,821)
Increase (decrease) from shares of beneficial interest transactions:
Class I	(46,633,338)	(80,727,477)
Class R	(3,117,664)	(7,304,135)
Class Y	111,372,252	37,788,611
Class Z-2	85,057,080	491,617,209
Net increase from shares of beneficial interest transactions — Note 7	146,678,330	441,374,208
Total increase (decrease)	(54,467,749)	1,224,502,822
Net Assets:
Beginning of period	3,345,106,602	2,120,603,780
END OF PERIOD	$3,290,638,853	$3,345,106,602
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Statements of Changes in Net Assets (Unaudited) (Continued)

	Alger Focus Equity Fund
	For the Six Months Ended April 30, 2026	For the Year Ended October 31, 2025
Net investment (loss)	$(9,253,590)	$(11,025,277)
Net realized gain on investments and foreign currency	103,669,737	328,104,691
Net change in unrealized appreciation on investments and foreign currency	115,609,596	1,045,181,060
Net increase in net assets resulting from operations	210,025,743	1,362,260,474
Dividends and distributions to shareholders:
Class A	(33,578,146)	—
Class C	(12,813,962)	—
Class I	(29,823,644)	—
Class Y	(29,078,405)	—
Class Z	(219,352,453)	—
Total dividends and distributions to shareholders	(324,646,610)	—
Increase from shares of beneficial interest transactions:
Class A	101,253,070	194,746,682
Class C	38,116,158	27,021,256
Class I	133,993,488	208,209,686
Class Y	241,497,342	176,785,471
Class Z	1,191,670,832	771,284,585
Net increase from shares of beneficial interest transactions — Note 7	1,706,530,890	1,378,047,680
Total increase	1,591,910,023	2,740,308,154
Net Assets:
Beginning of period	4,531,660,993	1,791,352,839
END OF PERIOD	$6,123,571,016	$4,531,660,993
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Statements of Changes in Net Assets (Unaudited) (Continued)

Alger Mid Cap Growth Institutional Fund
	For the Six Months Ended April 30, 2026	For the Year Ended October 31, 2025
Net investment (loss)	$(327,402)	$(603,392)
Net realized gain on investments and foreign currency	3,024,895	14,264,209
Net change in unrealized (depreciation) on investments and foreign currency	(4,324,252)	(307,953)
Net increase (decrease) in net assets resulting from operations	(1,626,759)	13,352,864
Dividends and distributions to shareholders:
Class I	—	—
Class R	—	—
Class Z-2	—	—
Total dividends and distributions to shareholders	—	—
Increase (decrease) from shares of beneficial interest transactions:
Class I	(5,411,369)	(5,055,807)
Class R	(594,677)	(868,210)
Class Z-2	371,998	(11,572,976)
Net decrease from shares of beneficial interest transactions — Note 7	(5,634,048)	(17,496,993)
Total decrease	(7,260,807)	(4,144,129)
Net Assets:
Beginning of period	61,593,255	65,737,384
END OF PERIOD	$54,332,448	$61,593,255
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Statements of Changes in Net Assets (Unaudited) (Continued)

	Alger Small Cap Growth Institutional Fund
	For the Six Months Ended April 30, 2026	For the Year Ended October 31, 2025
Net investment (loss)	$(424,206)	$(842,704)
Net realized gain on investments and foreign currency	3,810,650	3,417,179
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(3,268,986)	3,400,966
Net increase in net assets resulting from operations	117,458	5,975,441
Dividends and distributions to shareholders:
Class I	(1,200,233)	(527,793)
Class R	(110,516)	(42,245)
Class Z-2	(839,069)	(319,641)
Total dividends and distributions to shareholders	(2,149,818)	(889,679)
Increase (decrease) from shares of beneficial interest transactions:
Class I	(2,959,126)	(10,202,347)
Class R	84,375	(217,484)
Class Z-2	(3,366,674)	(4,738,948)
Net decrease from shares of beneficial interest transactions — Note 7	(6,241,425)	(15,158,779)
Total decrease	(8,273,785)	(10,073,017)
Net Assets:
Beginning of period	79,602,139	89,675,156
END OF PERIOD	$71,328,354	$79,602,139
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Capital Appreciation Institutional Fund	Class I
	Six Months Ended 4/30/2026(a)	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$60.29	$44.93	$30.80	$27.32	$50.16	$43.16
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.24)	(0.45)	(0.25)	(0.18)	(0.15)	(0.29)
Net realized and unrealized gain (loss) on investments	0.15	21.55	17.06	4.64	(14.69)	14.23
Total from investment operations	(0.09)	21.10	16.81	4.46	(14.84)	13.94
Dividends from net investment income	(0.04)	—	—	—	—	—
Distributions from net realized gains	(3.74)	(5.74)	(2.68)	(0.98)	(8.00)	(6.94)
Net asset value, end of period	$56.42	$60.29	$44.93	$30.80	$27.32	$50.16
Total return(c)	0.34%	51.23%	57.90%	17.01%	(34.91) %	35.72%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$1,191,122	$1,321,584	$1,054,783	$976,912	$1,213,736	$2,313,493
Ratio of net expenses to average net assets	1.20%	1.25%	1.24%	1.25%	1.16%	1.12%
Ratio of net investment loss to average net assets	(0.90) %	(0.95) %	(0.65) %	(0.61) %	(0.45) %	(0.63) %
Portfolio turnover rate	32.82%(d)	77.42%(d)	59.80%(d)	86.08%	106.51%	78.70%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Capital Appreciation Institutional Fund	Class R
	Six Months Ended 4/30/2026(a)	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$44.03	$34.31	$24.17	$21.74	$41.74	$37.10
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.26)	(0.49)	(0.33)	(0.24)	(0.24)	(0.41)
Net realized and unrealized gain (loss) on investments	0.02	15.95	13.15	3.65	(11.76)	11.99
Total from investment operations	(0.24)	15.46	12.82	3.41	(12.00)	11.58
Dividends from net investment income	(0.02)	—	—	—	—	—
Distributions from net realized gains	(3.74)	(5.74)	(2.68)	(0.98)	(8.00)	(6.94)
Net asset value, end of period	$40.03	$44.03	$34.31	$24.17	$21.74	$41.74
Total return(c)	0.13%	50.52%	57.21%	16.53%	(35.20) %	35.10%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$456,320	$502,394	$395,539	$310,296	$314,106	$553,283
Ratio of net expenses to average net assets	1.64%	1.70%	1.69%	1.68%	1.59%	1.56%
Ratio of net investment loss to average net assets	(1.35) %	(1.41) %	(1.11) %	(1.05) %	(0.88) %	(1.07) %
Portfolio turnover rate	32.82%(d)	77.42%(d)	59.80%(d)	86.08%	106.51%	78.70%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Capital Appreciation Institutional Fund	Class Y
	Six Months Ended 4/30/2026(a)	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$63.66	$47.00	$32.00	$28.22	$51.36	$43.91
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.15)	(0.29)	(0.11)	(0.06)	(0.01)	(0.13)
Net realized and unrealized gain (loss) on investments	0.19	22.69	17.79	4.82	(15.13)	14.52
Total from investment operations	0.04	22.40	17.68	4.76	(15.14)	14.39
Dividends from net investment income	(0.07)	—	—	—	—	—
Distributions from net realized gains	(3.74)	(5.74)	(2.68)	(0.98)	(8.00)	(6.94)
Net asset value, end of period	$59.89	$63.66	$47.00	$32.00	$28.22	$51.36
Total return(c)	0.53%	51.79%	58.48%	17.55%	(34.65) %	36.19%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$634,319	$545,177	$365,062	$327,807	$375,693	$678,853
Ratio of gross expenses to average net assets	0.87%	0.93%	0.93%	0.91%	0.84%	0.79%
Ratio of expense reimbursements to average net assets	(0.05) %	(0.06) %	(0.07) %	(0.10) %	(0.09) %	(0.04) %
Ratio of net expenses to average net assets	0.82%	0.87%	0.86%	0.81%	0.75%	0.75%
Ratio of net investment loss to average net assets	(0.53) %	(0.58) %	(0.28) %	(0.18) %	(0.04) %	(0.27) %
Portfolio turnover rate	32.82%(d)	77.42%(d)	59.80%(d)	86.08%	106.51%	78.70%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Capital Appreciation Institutional Fund	Class Z-2
	Six Months Ended 4/30/2026(a)	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$63.27	$46.75	$31.85	$28.11	$51.23	$43.83
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.15)	(0.31)	(0.13)	(0.06)	(0.05)	(0.14)
Net realized and unrealized gain (loss) on investments	0.18	22.57	17.71	4.78	(15.07)	14.48
Total from investment operations	0.03	22.26	17.58	4.72	(15.12)	14.34
Dividends from net investment income	(0.07)	—	—	—	—	—
Distributions from net realized gains	(3.74)	(5.74)	(2.68)	(0.98)	(8.00)	(6.94)
Net asset value, end of period	$59.49	$63.27	$46.75	$31.85	$28.11	$51.23
Total return(c)	0.52%	51.76%	58.44%	17.48%	(34.70) %	36.13%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$1,008,878	$975,951	$305,220	$208,415	$289,885	$640,412
Ratio of gross expenses to average net assets	0.87%	0.93%	0.94%	0.92%	0.84%	0.79%
Ratio of expense reimbursements to average net assets	(0.03) %	(0.05) %	(0.06) %	(0.05) %	—	—
Ratio of net expenses to average net assets	0.84%	0.88%	0.88%	0.87%	0.84%	0.79%
Ratio of net investment loss to average net assets	(0.55) %	(0.61) %	(0.31) %	(0.22) %	(0.13) %	(0.31) %
Portfolio turnover rate	32.82%(d)	77.42%(d)	59.80%(d)	86.08%	106.51%	78.70%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Focus Equity Fund	Class A
	Six Months Ended 4/30/2026(a)	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$114.17	$71.78	$44.69	$38.02	$65.10	$50.77
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.30)	(0.60)	(0.17)	(0.10)	(0.10)	(0.25)
Net realized and unrealized gain (loss) on investments	2.07	42.99	27.31	6.79	(19.02)	17.97
Total from investment operations	1.77	42.39	27.14	6.69	(19.12)	17.72
Dividends from net investment income	—	—	(0.05)	(0.02)	—	—
Distributions from net realized gains	(8.09)	—	—	—	(7.96)	(3.39)
Net asset value, end of period	$107.85	$114.17	$71.78	$44.69	$38.02	$65.10
Total return(c)	2.21%	59.12%	60.77%	17.62%	(33.34) %	36.37%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$528,591	$447,729	$133,839	$88,975	$70,778	$118,641
Ratio of net expenses to average net assets	0.91%	0.99%	0.95%	0.95%	0.95%	0.92%
Ratio of net investment loss to average net assets	(0.58) %	(0.67) %	(0.28) %	(0.24) %	(0.21) %	(0.43) %
Portfolio turnover rate	52.02%(d)	134.46%(d)	92.43%	99.51%	126.01%(d)	107.82%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Focus Equity Fund	Class C
	Six Months Ended 4/30/2026(a)	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$101.75	$64.36	$40.36	$34.58	$60.35	$47.63
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.61)	(1.10)	(0.58)	(0.39)	(0.41)	(0.65)
Net realized and unrealized gain (loss) on investments	1.63	38.49	24.60	6.17	(17.40)	16.76
Total from investment operations	1.02	37.39	24.02	5.78	(17.81)	16.11
Dividends from net investment income	—	—	(0.02)	—	—	—
Distributions from net realized gains	(8.09)	—	—	—	(7.96)	(3.39)
Net asset value, end of period	$94.68	$101.75	$64.36	$40.36	$34.58	$60.35
Total return(c)	1.80%	57.99%	59.55%	16.71%	(33.85) %	35.33%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$186,734	$156,700	$78,031	$51,040	$45,186	$70,664
Ratio of net expenses to average net assets	1.68%	1.74%	1.72%	1.72%	1.70%	1.68%
Ratio of net investment loss to average net assets	(1.36) %	(1.40) %	(1.05) %	(1.01) %	(0.96) %	(1.19) %
Portfolio turnover rate	52.02%(d)	134.46%(d)	92.43%	99.51%	126.01%(d)	107.82%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Focus Equity Fund	Class I
	Six Months Ended 4/30/2026(a)	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$115.20	$72.37	$45.06	$38.32	$65.54	$51.07
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.29)	(0.61)	(0.15)	(0.09)	(0.07)	(0.23)
Net realized and unrealized gain (loss) on investments	2.06	43.44	27.51	6.85	(19.19)	18.09
Total from investment operations	1.77	42.83	27.36	6.76	(19.26)	17.86
Dividends from net investment income	—	—	(0.05)	(0.02)	—	— (c)
Distributions from net realized gains	(8.09)	—	—	—	(7.96)	(3.39)
Net asset value, end of period	$108.88	$115.20	$72.37	$45.06	$38.32	$65.54
Total return(d)	2.21%	59.19%	60.84%	17.64%	(33.33) %	36.44%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$514,920	$397,227	$101,116	$46,035	$44,607	$77,895
Ratio of gross expenses to average net assets	0.89%	0.95%	0.94%	0.93%	0.91%	0.89%
Ratio of expense reimbursements to average net assets	—	—	—	—	—	(0.01) %
Ratio of net expenses to average net assets	0.89%	0.95%	0.94%	0.93%	0.91%	0.88%
Ratio of net investment loss to average net assets	(0.56) %	(0.65) %	(0.25) %	(0.21) %	(0.15) %	(0.39) %
Portfolio turnover rate	52.02%(e)	134.46%(e)	92.43%	99.51%	126.01%(e)	107.82%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Amount was less than $0.005 per share.
(d)	Does not reflect the effect of sales charges, if applicable.
(e)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Focus Equity Fund	Class Y
	Six Months Ended 4/30/2026(a)	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$119.97	$75.12	$46.62	$39.53	$67.15	$52.12
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.15)	(0.29)	0.10	0.06	0.08	(0.06)
Net realized and unrealized gain (loss) on investments	2.20	45.14	28.47	7.07	(19.74)	18.50
Total from investment operations	2.05	44.85	28.57	7.13	(19.66)	18.44
Dividends from net investment income	—	—	(0.07)	(0.04)	—	(0.02)
Distributions from net realized gains	(8.09)	—	—	—	(7.96)	(3.39)
Net asset value, end of period	$113.93	$119.97	$75.12	$46.62	$39.53	$67.15
Total return(c)	2.35%	59.71%	61.36%	18.05%	(33.10) %	36.84%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$653,238	$409,157	$116,474	$136,409	$126,406	$194,908
Ratio of gross expenses to average net assets	0.62%	0.66%	0.63%	0.64%	0.62%	0.61%
Ratio of expense reimbursements to average net assets	(0.02) %	(0.05) %	(0.05) %	(0.05) %	(0.04) %	(0.03) %
Ratio of net expenses to average net assets	0.60%	0.61%	0.58%	0.59%	0.58%	0.58%
Ratio of net investment income (loss) to average net assets	(0.28) %	(0.31) %	0.15%	0.13%	0.16%	(0.10) %
Portfolio turnover rate	52.02%(d)	134.46%(d)	92.43%	99.51%	126.01%(d)	107.82%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Focus Equity Fund	Class Z
	Six Months Ended 4/30/2026(a)	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$119.47	$74.83	$46.46	$39.41	$67.00	$52.02
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.16)	(0.30)	0.02	0.04	0.06	(0.08)
Net realized and unrealized gain (loss) on investments	2.18	44.94	28.42	7.05	(19.69)	18.47
Total from investment operations	2.02	44.64	28.44	7.09	(19.63)	18.39
Dividends from net investment income	—	—	(0.07)	(0.04)	—	(0.02)
Distributions from net realized gains	(8.09)	—	—	—	(7.96)	(3.39)
Net asset value, end of period	$113.40	$119.47	$74.83	$46.46	$39.41	$67.00
Total return(c)	2.35%	59.65%	61.29%	18.00%	(33.13) %	36.81%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$4,240,087	$3,120,847	$1,361,893	$793,033	$763,788	$1,167,256
Ratio of gross expenses to average net assets	0.62%	0.66%	0.64%	0.63%	0.62%	0.61%
Ratio of expense reimbursements to average net assets	—	—	(0.01) %	—	—	—
Ratio of net expenses to average net assets	0.62%	0.66%	0.63%	0.63%	0.62%	0.61%
Ratio of net investment income (loss) to average net assets	(0.29) %	(0.33) %	0.03%	0.09%	0.12%	(0.13) %
Portfolio turnover rate	52.02%(d)	134.46%(d)	92.43%	99.51%	126.01%(d)	107.82%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Mid Cap Growth Institutional Fund	Class I
	Six Months Ended 4/30/2026(a)	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$29.07	$23.24	$17.11	$17.14	$50.80	$40.47
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.16)	(0.26)	(0.13)	(0.16)	(0.19)	(0.45)
Net realized and unrealized gain (loss) on investments	(0.61)	6.09	6.26	0.13	(13.62)	16.11
Total from investment operations	(0.77)	5.83	6.13	(0.03)	(13.81)	15.66
Distributions from net realized gains	—	—	—	—	(19.85)	(5.33)
Net asset value, end of period	$28.30	$29.07	$23.24	$17.11	$17.14	$50.80
Total return(c)	(2.68) %	25.13%	35.83%	(0.17) %	(39.51) %	41.08%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$39,518	$46,115	$41,818	$39,102	$42,477	$85,297
Ratio of gross expenses to average net assets	1.42%	1.40%	1.39%	1.45%	1.43%	1.27%
Ratio of expense reimbursements to average net assets	(0.16) %	(0.13) %	(0.08) %	—	—	—
Ratio of net expenses to average net assets	1.26%	1.27%	1.31%	1.45%	1.43%	1.27%
Ratio of net investment loss to average net assets	(1.18) %	(1.03) %	(0.61) %	(0.88) %	(0.89) %	(0.97) %
Portfolio turnover rate	42.82%	91.15%	56.01%	79.60%	199.22%	171.43%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Mid Cap Growth Institutional Fund	Class R
	Six Months Ended 4/30/2026(a)	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$22.01	$17.70	$13.10	$13.19	$44.37	$36.07
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.19)	(0.32)	(0.19)	(0.19)	(0.22)	(0.59)
Net realized and unrealized gain (loss) on investments	(0.47)	4.63	4.79	0.10	(11.11)	14.22
Total from investment operations	(0.66)	4.31	4.60	(0.09)	(11.33)	13.63
Distributions from net realized gains	—	—	—	—	(19.85)	(5.33)
Net asset value, end of period	$21.35	$22.01	$17.70	$13.10	$13.19	$44.37
Total return(c)	(3.00) %	24.35%	35.12%	(0.68) %	(39.77) %	40.42%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$4,537	$5,290	$4,999	$4,099	$4,282	$7,426
Ratio of net expenses to average net assets	1.89%	1.87%	1.85%	1.91%	1.88%	1.75%
Ratio of net investment loss to average net assets	(1.80) %	(1.64) %	(1.16) %	(1.34) %	(1.33) %	(1.46) %
Portfolio turnover rate	42.82%	91.15%	56.01%	79.60%	199.22%	171.43%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Mid Cap Growth Institutional Fund	Class Z-2
	Six Months Ended 4/30/2026(a)	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$30.41	$24.26	$17.81	$17.76	$51.68	$40.99
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.14)	(0.20)	(0.07)	(0.08)	(0.10)	(0.32)
Net realized and unrealized gain (loss) on investments	(0.63)	6.35	6.52	0.13	(13.97)	16.34
Total from investment operations	(0.77)	6.15	6.45	0.05	(14.07)	16.02
Distributions from net realized gains	—	—	—	—	(19.85)	(5.33)
Net asset value, end of period	$29.64	$30.41	$24.26	$17.81	$17.76	$51.68
Total return(c)	(2.56) %	25.39%	36.22%	0.28%	(39.24) %	41.50%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$10,278	$10,188	$18,920	$10,870	$10,696	$25,469
Ratio of gross expenses to average net assets	1.09%	1.06%	1.06%	1.12%	1.09%	0.97%
Ratio of expense reimbursements to average net assets	(0.08) %	(0.05) %	(0.06) %	(0.11) %	(0.10) %	—
Ratio of net expenses to average net assets	1.01%	1.01%	1.00%	1.01%	0.99%	0.97%
Ratio of net investment loss to average net assets	(0.95) %	(0.75) %	(0.32) %	(0.45) %	(0.46) %	(0.68) %
Portfolio turnover rate	42.82%	91.15%	56.01%	79.60%	199.22%	171.43%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Small Cap Growth Institutional Fund	Class I
	Six Months Ended 4/30/2026(a)	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$18.07	$16.82	$13.36	$15.10	$31.70	$25.77
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.11)	(0.19)	(0.20)	(0.15)	(0.19)	(0.32)
Net realized and unrealized gain (loss) on investments	0.23	1.61	3.66	(1.59)	(11.05)	7.80
Total from investment operations	0.12	1.42	3.46	(1.74)	(11.24)	7.48
Distributions from net realized gains	(0.49)	(0.17)	—	—	(5.36)	(1.55)
Net asset value, end of period	$17.70	$18.07	$16.82	$13.36	$15.10	$31.70
Total return(c)	0.75%	8.51%	25.82%	(11.52) %	(40.86) %	29.64%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$41,648	$45,547	$52,983	$55,483	$80,965	$180,795
Ratio of net expenses to average net assets	1.43%	1.39%	1.41%	1.38%	1.30%	1.24%
Ratio of net investment loss to average net assets	(1.29) %	(1.19) %	(1.26) %	(0.99) %	(1.04) %	(1.04) %
Portfolio turnover rate	8.33%	38.55%	48.95%	29.53%	14.95%	41.10%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Small Cap Growth Institutional Fund	Class R
	Six Months Ended 4/30/2026(a)	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$12.34	$11.58	$9.24	$10.50	$24.00	$19.92
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.10)	(0.19)	(0.19)	(0.15)	(0.19)	(0.35)
Net realized and unrealized gain (loss) on investments	0.14	1.12	2.53	(1.11)	(7.95)	5.98
Total from investment operations	0.04	0.93	2.34	(1.26)	(8.14)	5.63
Distributions from net realized gains	(0.49)	(0.17)	—	—	(5.36)	(1.55)
Net asset value, end of period	$11.89	$12.34	$11.58	$9.24	$10.50	$24.00
Total return(c)	0.44%	8.02%	25.33%	(12.00) %	(41.11) %	29.02%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$2,856	$2,866	$2,940	$3,459	$4,791	$9,751
Ratio of net expenses to average net assets	1.89%	1.86%	1.88%	1.84%	1.73%	1.73%
Ratio of net investment loss to average net assets	(1.75) %	(1.66) %	(1.73) %	(1.46) %	(1.47) %	(1.51) %
Portfolio turnover rate	8.33%	38.55%	48.95%	29.53%	14.95%	41.10%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Small Cap Growth Institutional Fund	Class Z-2
	Six Months Ended 4/30/2026(a)	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$18.73	$17.36	$13.73	$15.47	$32.23	$26.10
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.08)	(0.14)	(0.14)	(0.09)	(0.14)	(0.24)
Net realized and unrealized gain (loss) on investments	0.24	1.68	3.77	(1.65)	(11.26)	7.92
Total from investment operations	0.16	1.54	3.63	(1.74)	(11.40)	7.68
Distributions from net realized gains	(0.49)	(0.17)	—	—	(5.36)	(1.55)
Net asset value, end of period	$18.40	$18.73	$17.36	$13.73	$15.47	$32.23
Total return(c)	0.94%	8.87%	26.44%	(11.25) %	(40.65) %	30.05%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$26,825	$31,189	$33,752	$46,508	$86,007	$169,918
Ratio of gross expenses to average net assets	1.10%	1.06%	1.11%	1.05%	0.98%	0.94%
Ratio of expense reimbursements to average net assets	(0.10) %	(0.06) %	(0.10) %	(0.05) %	—	—
Ratio of net expenses to average net assets	1.00%	1.00%	1.01%	1.00%	0.98%	0.94%
Ratio of net investment loss to average net assets	(0.85) %	(0.80) %	(0.86) %	(0.60) %	(0.71) %	(0.76) %
Portfolio turnover rate	8.33%	38.55%	48.95%	29.53%	14.95%	41.10%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Institutional Funds (the “Trust”) is an open-end registered investment company organized as a business trust under the laws of  the Commonwealth of Massachusetts. The Trust qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 – Financial Services – Investment Companies. The Trust operates as a series company currently offering an unlimited number of  shares of  beneficial interest in four series – Alger Capital Appreciation Institutional Fund, Alger Focus Equity Fund, Alger Mid Cap Growth Institutional Fund and Alger Small Cap Growth Institutional Fund (collectively, the “Funds” or individually, each a “Fund”). The Funds normally invest primarily in equity securities and each has an investment objective of  long-term capital appreciation.
Each Fund offers one or more of  the following share classes: Class A, C, I, R, Y, Z and Z-2. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class I, R, Y, Z and Z-2 shares are generally sold to institutional investors and are sold without an initial or deferred sales charge and Class Y, Z and Z-2 shares are generally subject to a minimum initial investment of $500,000. Class C shares will automatically convert to Class A shares on the fifth business day of  the month following the eighth anniversary of  the purchase date of  a shareholder’s Class C shares, without the imposition of  any sales load, fee or other charge. Class C shares held at certain dealers may not convert to Class A shares or may be converted on a different schedule. At conversion, a proportionate amount of shares representing reinvested dividends and distributions will also be converted into Class A shares. Effective August 27, 2019, Class C shares were closed to direct shareholders and are only available for purchase through certain financial intermediaries and group retirement plan recordkeeping platforms. Each class has identical rights to assets and earnings, except that each share class bears the pro rata allocation of  the Fund’s expenses other than a class expense.
NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the "Board"). Investments held by the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).
The Board has designated, pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), Fred Alger Management, LLC, the Funds' investment adviser (“Alger Management” or the “Investment Manager”), as its valuation designee (the “Valuation Designee”) to make fair value determinations subject to the Board’s oversight. The Valuation Designee

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

has established a Valuation Committee (“Committee”) comprised of representatives of the Investment Manager and officers of the Funds to assist in performing the duties and responsibilities of the Valuation Designee.
The Valuation Designee has established valuation processes including but not limited to: (i) making fair value determinations when market quotations for financial instruments are not readily available in accordance with valuation policies and procedures adopted by the Board; (ii) assessing and managing material risks associated with fair valuation determinations; (iii) selecting, applying and testing fair valuation methodologies; and (iv) overseeing and evaluating pricing services used by the Funds. The Valuation Designee reports its fair valuation determinations and related valuation information to the Board, at least quarterly. The Committee generally meets quarterly and on an as-needed basis to review and evaluate the effectiveness of  the valuation policies and procedures in accordance with the requirements of  Rule 2a-5.
Investments in short-term securities held by the Funds having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Investments in other open-end investment companies registered under the 1940 Act, including money market funds, are valued at such investment companies' net asset value per share.
Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are generally valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.
Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Valuation Designee, through its Committee, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the NYSE is open.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds' own assumptions based on the best information available in these circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. Each Fund's quantitative summary by Level can be found in Note 9.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar or identical investments, amortized cost, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)
The Funds' valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, bookings multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, transaction pricing, performance of comparable publicly traded securities, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

securities by the Funds may significantly differ from the valuations that would have been assigned by the Funds had there been an active market for such securities.
(b) Cash: Cash includes U.S. dollars, if applicable.
(c) Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.
(d) Foreign Currency Transactions: The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the prevailing rates of exchange on each valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from the disposition of foreign currencies, currency gains and losses realized between the trade dates and settlement dates of security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.  The effects of changes in foreign currency exchange rates on investments in securities are included in realized and unrealized gain or loss on investments in the accompanying Statements of Operations.
(e) Dividends to Shareholders: Dividends and distributions payable to shareholders are recorded by the Funds on the ex-dividend date. Dividends from net investment income, if available, and distributions from net realized gains, offset by any loss carryforward, are declared and paid annually after the end of the fiscal year in which earned. Each share class is treated separately in determining the amount of dividends from net investment income payable to holders of its shares.
The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with U.S. federal income tax rules. Therefore, the source of a Fund’s distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income, net realized gain on investment transactions, or return of capital, depending on the type of book/tax differences that may exist. Capital accounts within the financial statements are adjusted for permanent book/tax differences. Reclassifications result primarily from the differences in tax treatment of net operating losses, passive foreign investment companies, and foreign currency transactions. The reclassifications are done annually at year-end and have no impact on the net asset values of the Funds and are designed to present each Fund’s capital accounts on a tax basis.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

(f) Federal Income Taxes and Disclosures: It is each Fund’s policy to comply with the requirements of the U.S. Internal Revenue Code Subchapter M applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Provided that the Funds maintain such compliance, no U.S. federal income tax provision is required. Each Fund is treated as a separate entity for the purpose of determining such compliance.
FASB Accounting Standards Codification 740 – Income Taxes (“ASC 740”) requires the Funds to measure and recognize in their financial statements the benefit of a tax position taken (or expected to be taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of the position. No tax years are currently under investigation. The Funds file income tax returns in the U.S. Federal jurisdiction, as well as the New York State and New York City jurisdictions. The statute of limitations on the Funds' tax returns remains open for the tax years 2022-2025. Alger Management does not believe there are any uncertain tax positions that require recognition of a tax liability.
The Funds adhere to FASB Accounting Standards Update 2023-09 ("ASU 2023-09"), Improvements to Income Tax Disclosures. The purpose of ASU 2023-09 is to enhance income tax disclosures by categorizing and disclosing income tax rates and income taxes paid. Alger Management has evaluated the amendment's impact to the Funds' financial statements and determined no disclosure is required.
(g) Allocation Methods: The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to each Fund are charged to that Fund’s operations; expenses which are applicable to all Funds are allocated among them based on net assets. Income, realized and unrealized gains and losses, and expenses of each Fund are allocated among the Fund’s classes based on relative net assets, with the exception of distribution fees, transfer agency fees, and shareholder servicing and related fees.
(h) Segment Reporting: The Funds adhere to FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses and, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance. The Principal Executive Officer of the Funds acts as the Funds' CODM. Each Fund represents a single operating segment. The CODM monitors the operating results of each Fund, including each Fund's portfolio composition, total return, expense ratio, and changes in net assets. Each Fund's long-term strategic asset allocation is

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

determined in accordance with the terms of each Fund's prospectus, based on a defined investment strategy which is executed by the Investment Manager.
(i) Estimates: These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, which require using estimates and assumptions that affect the reported amounts therein. These unaudited financial statements reflect all adjustments that are, in the opinion of Alger Management, necessary to present a fair statement of results of the semi-annual period. Actual results may differ from those estimates. All such estimates are of a normal recurring nature.
NOTE 3 — Investment Advisory Fees and Other Transactions with Affiliates:

(a) Investment Advisory Fees: Fees incurred by each Fund, pursuant to the provisions of the Trust's Investment Advisory Agreement with the Investment Manager, are payable monthly and computed based on the following actual rates. The actual rate paid as a percentage of average daily net assets, for the six months ended April 30, 2026, is set forth below under the heading “Actual Rate”:

	Tier 1	Tier 2	Tier 3	Tier 4	Tier 5	Actual Rate
Alger Capital Appreciation Institutional Fund(a)	0.81%	0.65%	0.60%	0.55%	0.45%	0.75%
Alger Focus Equity Fund(b)	0.52%	— %	— %	— %	— %	0.52%
Alger Mid Cap Growth Institutional Fund(c)	0.76%	0.70%	— %	— %	— %	0.76%
Alger Small Cap Growth Institutional Fund(c)	0.81%	0.75%	— %	— %	— %	0.81%

(a)
Tier 1 rate is paid on assets up to $2 billion, Tier 2 rate is paid on assets between $2 billion and $3 billion, Tier 3 rate is paid on assets between $3 billion and $4 billion, Tier 4 rate is paid on assets between $4 billion and $5 billion, and
Tier 5 rate is paid on assets in excess of $5 billion.

(b)	Tier 1 rate is paid on all assets.
(c)	Tier 1 rate is paid on assets up to $1 billion and Tier 2 rate is paid on assets in excess of $1 billion.
Alger Management has contractually agreed to waive and/or reimburse other expenses and any applicable share class-specific expenses (excluding custody fees, acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage expenses, fees in connection with the ReFlow Fund, LLC liquidity program ("ReFlow"), extraordinary expenses, and certain proxy expenses, to the extent applicable) through October 31, 2027 to the extent necessary to limit such expenses to the rates listed in the table

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

below, based on average daily net assets. For the avoidance of doubt, this contractual agreement does not include advisory fees.

	CLASS							FEES WAIVED / REIMBURSED FOR THE SIX MONTHS ENDED APRIL 30, 2026
	A	C	I	R	Y	Z	Z-2
Alger Capital Appreciation Institutional Fund	— %	— %	— %	— %	0.03%	— %	0.05%	$321,722
Alger Focus Equity Fund	—	—	—	—	0.06	0.11	—	43,651
Alger Mid Cap Growth Institutional Fund	—	—	0.48	—	—	—	0.23	37,416
Alger Small Cap Growth Institutional Fund	—	—	—	—	—	—	0.18	15,201
Alger Management may recoup any fees waived or expenses reimbursed pursuant to the contract; however, a Fund will only make repayments to the Investment Manager if such repayment does not cause a Fund’s expense ratio, after the repayment is taken into account, to exceed both (i) the expense cap in place at the time such amounts were waived or reimbursed, and (ii) a Fund’s current expense cap. Such recoupment is limited to two years from the date the amount is initially waived or reimbursed. For the six months ended April 30, 2026, there were no recoupments made by any Fund.
(b) Administration Fees: Fees incurred by each Fund, pursuant to the provisions of the Trust's Fund Administration Agreement with the Investment Manager, are payable monthly and computed based on the average daily net assets of each Fund at the annual rate of 0.0275%.
(c) Distribution/Shareholder Servicing Fees:
Class A Shares: The Trust has adopted a Distribution Plan pursuant to which Class A shares of  Alger Focus Equity Fund pay Fred Alger & Company, LLC, the Trust’s distributor and an affiliate of  the Investment Manager (the “Distributor” or “Alger LLC”), a fee at the annual rate of  0.25% of  the respective average daily net assets of  the Class A shares of  the Fund to compensate Alger LLC for its activities and expenses incurred in distributing and/or shareholder servicing Class A shares. The fees paid may be more or less than the expenses incurred by Alger LLC.
Class C Shares: The Trust has adopted a Distribution Plan pursuant to which Class C shares of  Alger Focus Equity Fund pays Alger LLC a fee at the annual rate of  1% of  the average daily net assets of  the Class C shares of  the Fund to compensate Alger LLC for its activities and expenses incurred in distributing and/or servicing the Class C shares. The fees paid may be more or less than the expenses incurred by Alger LLC.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Class R Shares: The Trust has adopted a Distribution Plan pursuant to which Class R shares of  each Fund issuing such shares pays Alger LLC a fee at the annual rate of  0.50% of  the respective average daily net assets of  the Class R shares of  the designated Fund to compensate Alger LLC for its activities and expenses incurred in distributing the Class R shares. The fees paid may be more or less than the expenses incurred by Alger LLC.
(d) Sales Charges: Sales of shares of the Funds may be subject to contingent deferred sales charges. The contingent deferred sales charges are used by Alger LLC to offset distribution expenses previously incurred. Sales charges do not represent expenses of a Fund. For the six months ended April 30, 2026, contingent deferred sales charges imposed, all of which were retained by Alger LLC, were as follows:

CONTINGENT DEFERRED SALES CHARGES
Alger Focus Equity Fund	$17,391
(e) Brokerage Commissions: During the six months ended April 30, 2026, Alger Capital Appreciation Institutional Fund, Alger Focus Equity Fund, Alger Mid Cap Growth Institutional Fund and Alger Small Cap Growth Institutional Fund paid Alger LLC commissions of  $102,754, $283,786, $6,863, and $754, respectively, in connection with securities transactions.
(f) Shareholder Administrative Fees: The Trust has entered into a Shareholder Administrative Services Agreement with Alger Management to compensate Alger Management for its liaising with, and providing administrative oversight of, the Trust’s transfer agent, and for other related services. The Funds compensate Alger Management at the annual rate of  0.0165% of  their respective average daily net assets for the Class A and Class C shares and 0.01% of  their respective average daily net assets for the Class I, Class R, Class Y, Class Z and Class Z-2 shares for these services.
Alger Management makes payments to intermediaries that provide sub-accounting services to omnibus accounts invested in the Funds. A portion of  the fees paid by Alger Management to intermediaries that provide sub-accounting services are charged back to the appropriate Fund, subject to certain limitations, as approved by the Board. For the six months ended April 30, 2026, Alger Management charged back to Alger Capital Appreciation Institutional Fund, Alger Focus Equity Fund, Alger Mid Cap Growth Institutional Fund, and Alger Small Cap Growth Institutional Fund, $438,784, $206,932, $16,377 and $16,994, respectively, for these services, which are included in transfer agent fees in the accompanying Statements of Operations.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

(g) Trustee Fees: Effective January 1, 2026, each trustee who is not an “interested person” of the Trust, as defined in the 1940 Act (“Independent Trustee”), receives a fee of $183,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex, plus travel expenses incurred for attending board meetings. The term “Alger Fund Complex” refers to the Trust, The Alger Funds, The Alger Funds II, The Alger Portfolios, Alger Global Equity Fund, The Alger ETF Trust, and Alger Next Gen Growth Fund, each of which is a registered investment company managed by Alger Management. The Alger Next Gen Growth Fund has not commenced operations and, accordingly, has not paid any trustee fees. The Independent Trustee appointed as Chairman of the Board receives additional compensation of $27,000 per annum paid pro rata based on net assets by each fund in the Alger Fund Complex. Additionally, each member of the Audit Committee receives a fee of $10,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex. Certain Independent Trustees who are members of the Nominating and Governance Committee and perform certain tasks on behalf of the Nominating and Governance Committee receive $5,000 per annum, paid pro rata based on the net assets by each fund in the Alger Fund Complex.
Prior to January 1, 2026, each Independent Trustee received a fee of $170,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex, plus travel expenses incurred for attending board meetings, the Chair of the Board received additional compensation of $26,000 per annum paid pro rata based on net assets by each fund in the Alger Fund Complex; and each member of the Audit Committee received a fee of $10,000 per annum, paid pro rata based on the net assets by each fund in the Alger Fund Complex; and Independent Trustees who were not members of the Audit Committee but attended Audit Committee meetings received a stipend of $10,000 per annum, paid pro rata based on the net assets by each fund in the Alger Fund Complex.
The Board has adopted a policy requiring Independent Trustees to receive a minimum of 10% of their annual compensation in shares of one or more of the funds in the Alger Fund Complex.
(h) Interfund Trades: The Funds may engage in purchase and sale transactions with other funds advised by Alger Management or sub-advised by Weatherbie Capital, LLC or Redwood Investments, LLC, affiliates of Alger Management. For the six months ended April 30, 2026, there were no interfund trades.
(i) Interfund Loans: The Funds, along with other funds in the Alger Fund Complex, may borrow money from and lend money to each other for temporary or emergency purposes. To the extent permitted under its investment restrictions, each Fund may lend uninvested cash in an amount up to 15% of its net assets to other funds in the Alger Fund Complex. If a Fund has borrowed from other funds in the Alger Fund Complex and has aggregate borrowings from all sources that exceed 10% of the Fund’s total assets, such Fund will

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

secure all of its loans from other funds in the Alger Fund Complex. The interest rate charged on interfund loans is equal to the average of the overnight U.S. Treasury money market rate and bank loan rate available to the Funds. There were no interfund loans outstanding as of April 30, 2026.
For the six months ended April 30, 2026, Alger Capital Appreciation Institutional Fund, Alger Mid Cap Growth Institutional Fund, and Alger Small Cap Growth Institutional Fund incurred interfund loan interest expenses of $17,664, $631, and $326 respectively, which are included in interest expense in the accompanying Statements of Operations. Alger Focus Equity Fund did not incur any interfund loan interest income or expense.
(j) Other Transactions with Affiliates: Certain officers and one Trustee of the Trust are directors and/or officers of Alger Management, the Distributor, or their affiliates. At April 30, 2026, Alger Management and its affiliated entities owned the following shares:

	SHARE CLASS
	A	C	I	R	Y	Z	Z-2
Alger Capital Appreciation Institutional Fund	—	—	4,935	—	—	—	—
Alger Focus Equity Fund	14,604	—	—	—	—	41,681	—
Alger Mid Cap Growth Institutional Fund	—	—	—	—	—	—	—
Alger Small Cap Growth Institutional Fund	—	—	—	—	—	—	—
(k) Shareholder Servicing Fees:  The Trust has entered into a shareholder servicing agreement  with Alger LLC whereby Alger LLC provides Class I and Class R shares of  the applicable Funds with ongoing servicing of  shareholder accounts. As compensation for such services, the Class I and Class R shares of  each applicable Fund pay Alger LLC a fee at an annual rate of 0.25% of the value of the average daily net assets of those classes. The fees paid may be more or less than the expenses incurred by Alger LLC.
NOTE 4 — Securities Transactions:

The following summarizes the securities transactions by each Fund, other than U.S. Government securities, money market securities, and redemptions in-kind, for the six months ended April 30, 2026:

	PURCHASES	SALES
Alger Capital Appreciation Institutional Fund	$1,052,246,868	$1,024,771,721
Alger Focus Equity Fund	3,819,524,580	2,555,568,261
Alger Mid Cap Growth Institutional Fund	23,585,531	29,972,719
Alger Small Cap Growth Institutional Fund	6,218,291	15,157,834

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 5 — Borrowings:

The Funds may borrow from Bank of New York (the "Custodian") on an uncommitted basis. Each Fund pays the Custodian a market rate of interest, generally based upon a rate of return with respect to each respective currency borrowed, taking into consideration relevant overnight and short-term reference rates. Borrowings from the Custodian at April 30, 2026, if any, are included in Bank overdraft in the Statements of Assets and Liabilities. The Funds may also borrow from other funds in the Alger Fund Complex, as discussed in Note 3(i). For the six months ended April 30, 2026, the Funds had the following borrowings from the Custodian and other funds in the Alger Fund Complex:

	AVERAGE DAILY BORROWING	WEIGHTED AVERAGE INTEREST RATE
Alger Capital Appreciation Institutional Fund	$7,068,667	5.46%
Alger Focus Equity Fund	6,402,891	5.80
Alger Mid Cap Growth Institutional Fund	23,211	5.34
Alger Small Cap Growth Institutional Fund	14,590	5.64
The highest amount borrowed from the Custodian and other funds in the Alger Fund Complex during the six months ended April 30, 2026 by each Fund was as follows:

HIGHEST BORROWING
Alger Capital Appreciation Institutional Fund	$49,527,599
Alger Focus Equity Fund	82,860,561
Alger Mid Cap Growth Institutional Fund	3,289,000
Alger Small Cap Growth Institutional Fund	2,390,000
NOTE 6 — Liquidity:

The Funds may participate in the ReFlow liquidity program. Pursuant to the program and subject to certain conditions, ReFlow provides participating Funds with a source of cash to meet net shareholder redemptions by purchasing fund shares at NAV in an amount up to the value of the net shares redeemed from a Fund. Following the purchase of fund shares, ReFlow then generally redeems those shares when a Fund experiences net sales, or at the end of a maximum holding period determined by ReFlow (currently at eight days), or at other times at a Fund's or ReFlow’s discretion.
While ReFlow holds a Fund’s shares, it has the same rights and privileges with respect to those shares as any other shareholder. However, investments in a Fund by ReFlow in connection with the ReFlow program are not subject to the Funds’ purchase and sale limitations. In the event a Fund uses the ReFlow liquidity program, the Fund will pay a fee to ReFlow each time ReFlow purchases fund shares. The fee is calculated by multiplying the value of shares ReFlow purchases by a rate determined through an automated daily auction.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The current minimum fee rate is 0.14% of the value of the Fund shares purchased by ReFlow. ReFlow's purchases of a Fund's shares through the liquidity program are made on an investment-blind basis without regard to a Fund's investment objective, policies or anticipated performance. In accordance with U.S. federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a Fund. ReFlow purchases a Fund’s lowest-cost share class at NAV and will not be subject to any investment minimum applicable to such shares. ReFlow will periodically redeem its entire share position in a Fund. When ReFlow redeems all or part of a position in a Fund, the Fund may pay all or a portion of such redemption in kind, as discussed in Note 7. ReFlow fees that were incurred by the Funds during the period ended April 30, 2026 are recorded within the Statements of Operations as other expenses. ReFlow fees for the six-month period ended April 30, 2026, were $211,813 for Alger Capital Appreciation Institutional Fund and $104,526 for Alger Focus Equity Fund. No other Fund participated in the ReFlow liquidity program during the six month period ended April 30, 2026.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 7 — Share Capital:

The Trust has an unlimited number of authorized shares of beneficial interest of $.001 par value which are presently divided into four series. Each series is divided into separate classes. During the six months ended April 30, 2026 and the year ended October 31, 2025, transactions of shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED April 30, 2026		FOR THE YEAR ENDED October 31, 2025
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Capital Appreciation Institutional Fund
Class I:
Shares sold	1,648,013	$88,380,449	3,584,498	$168,544,760
Dividends reinvested	1,541,238	80,329,335	2,843,863	128,770,122
Shares redeemed	(3,997,310)	(215,343,122)	(7,983,306)	(378,042,359)
Net decrease	(808,059)	$(46,633,338)	(1,554,945)	$(80,727,477)
Class R:
Shares sold	688,936	$26,213,812	1,434,774	$49,399,010
Dividends reinvested	1,119,109	41,463,006	1,945,844	64,602,008
Shares redeemed	(1,820,677)	(70,794,482)	(3,499,105)	(121,305,153)
Net decrease	(12,632)	$(3,117,664)	(118,487)	$(7,304,135)
Class Y:
Shares sold	5,569,692	$314,315,246	5,212,273	$258,867,930
Dividends reinvested	522,351	28,859,878	837,090	39,887,347
Redemptions in kind*	(2,014,128)	(115,760,424)	(2,211,963)	(108,820,754)
Shares redeemed	(2,049,684)	(116,042,448)	(3,041,378)	(152,145,912)
Net increase	2,028,231	$111,372,252	796,022	$37,788,611
Class Z-2:
Shares sold	2,463,705	$139,808,803	10,467,354	$573,218,691
Dividends reinvested	1,066,133	58,520,065	811,084	38,421,025
Shares redeemed	(1,994,932)	(113,271,788)	(2,382,830)	(120,022,507)
Net increase	1,534,906	$85,057,080	8,895,608	$491,617,209

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	FOR THE SIX MONTHS ENDED April 30, 2026		FOR THE YEAR ENDED October 31, 2025
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Focus Equity Fund
Class A:
Shares sold	1,624,592	$168,427,392	2,926,655	$269,947,565
Shares converted from Class C	39,463	3,432,395	30,801	2,551,859
Dividends reinvested	334,481	32,906,267	—	—
Shares redeemed	(1,018,951)	(103,512,984)	(900,598)	(77,752,742)
Net increase	979,585	$101,253,070	2,056,858	$194,746,682
Class C:
Shares sold	473,170	$41,813,635	564,172	$46,289,404
Shares converted to Class A	(44,273)	(3,432,395)	(34,442)	(2,551,859)
Dividends reinvested	143,942	12,466,815	—	—
Shares redeemed	(140,549)	(12,731,897)	(202,078)	(16,716,289)
Net increase	432,290	$38,116,158	327,652	$27,021,256
Class I:
Shares sold	2,670,536	$278,881,170	3,700,006	$358,359,032
Dividends reinvested	289,400	28,743,179	—	—
Shares redeemed	(1,678,951)	(173,630,861)	(1,649,109)	(150,149,346)
Net increase	1,280,985	$133,993,488	2,050,897	$208,209,686
Class Y:
Shares sold	3,345,278	$353,608,508	2,988,788	$273,126,745
Dividends reinvested	255,670	26,541,126	—	—
Redemptions in kind*	(142,340)	(15,649,331)	(152,036)	(11,538,352)
Shares redeemed	(1,135,173)	(123,002,961)	(976,763)	(84,802,922)
Net increase	2,323,435	$241,497,342	1,859,989	$176,785,471
Class Z:
Shares sold	15,142,688	$1,616,111,444	14,495,958	$1,365,287,552
Dividends reinvested	2,111,037	218,133,412	—	—
Shares redeemed	(5,985,173)	(642,574,024)	(6,571,549)	(594,002,967)
Net increase	11,268,552	$1,191,670,832	7,924,409	$771,284,585

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	FOR THE SIX MONTHS ENDED April 30, 2026		FOR THE YEAR ENDED October 31, 2025
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Mid Cap Growth Institutional Fund
Class I:
Shares sold	65,800	$1,846,509	317,752	$8,518,322
Dividends reinvested	—	—	—	—
Shares redeemed	(255,490)	(7,257,878)	(530,891)	(13,574,129)
Net decrease	(189,690)	$(5,411,369)	(213,139)	$(5,055,807)
Class R:
Shares sold	19,040	$403,781	57,108	$1,072,217
Dividends reinvested	—	—	—	—
Shares redeemed	(46,978)	(998,458)	(99,129)	(1,940,427)
Net decrease	(27,938)	$(594,677)	(42,021)	$(868,210)
Class Z-2:
Shares sold	39,108	$1,159,624	61,023	$1,625,414
Dividends reinvested	—	—	—	—
Shares redeemed	(27,338)	(787,626)	(505,888)	(13,198,390)
Net increase (decrease)	11,770	$371,998	(444,865)	$(11,572,976)

Alger Small Cap Growth Institutional Fund
Class I:
Shares sold	76,820	$1,335,411	217,037	$3,509,282
Dividends reinvested	68,648	1,180,751	28,597	520,472
Shares redeemed	(312,826)	(5,475,288)	(875,689)	(14,232,101)
Net decrease	(167,358)	$(2,959,126)	(630,055)	$(10,202,347)
Class R:
Shares sold	9,947	$114,519	36,883	$410,959
Dividends reinvested	9,260	107,226	3,300	41,182
Shares redeemed	(11,455)	(137,370)	(61,629)	(669,625)
Net increase (decrease)	7,752	$84,375	(21,446)	$(217,484)
Class Z-2:
Shares sold	166,543	$3,156,735	358,347	$6,128,138
Dividends reinvested	46,771	834,864	16,883	317,409
Shares redeemed	(420,893)	(7,358,273)	(654,629)	(11,184,495)
Net decrease	(207,579)	$(3,366,674)	(279,399)	$(4,738,948)

*	Certain shareholders of the Fund redeemed shares in-kind.
Redemptions In-Kind: A Fund may make payment for Fund shares redeemed wholly or in part by transferring portfolio securities to shareholders. For the six months ended April 30, 2026, the Alger Capital Appreciation Institutional Fund and Alger Focus Equity Fund had redemptions in-kind with total proceeds in the amount of $115,760,424 and $15,649,331, respectively. The net realized gains

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

on these redemptions in-kind amounted to $91,708,028 and $9,746,023, respectively, which are not considered taxable for federal income tax purposes. For the year ended October 31, 2025, the Alger Capital Appreciation Institutional Fund and Alger Focus Equity Fund had redemptions in-kind with total proceeds in the amount of $108,820,754 and $11,538,352, respectively. The net realized gains on these redemptions in-kind amounted to $83,289,003 and $7,886,523, respectively, which are not considered taxable for federal income tax purposes. For the six months ended April 30, 2026, and for the year ended October 31, 2025, all redemptions in-kind were related to the Funds participation in the ReFlow liquidity program.
NOTE 8 — Income Tax Information:

At October 31, 2025, the Alger Mid Cap Growth Institutional Fund, for federal income tax purposes, had capital loss carryforwards of $3,030,103. This amount will not be subject to expiration under the Regulated Investment Company Modernization Act of 2010, and this amount may be applied against future net realized gains until its utilization.
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is determined annually and is attributable primarily to the tax deferral of losses on wash sales, U.S. Internal Revenue Code Section 988 currency transactions, tax treatment of partnership investments, the realization of unrealized appreciation of passive foreign investment companies, and the return of capital from real estate investment trust investments.
The Funds accrue tax on unrealized gains in foreign jurisdictions that impose a foreign capital tax, if applicable.
NOTE 9 — Fair Value Measurements:

The following is a summary of the inputs used as of April 30, 2026 in valuing the Funds' investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, Alger Management has determined that presenting them by security type and sector is appropriate.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Capital Appreciation Institutional Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$397,934,181	$397,934,181	$—	$—
Consumer Discretionary	389,319,556	389,319,556	—	—
Energy	24,479,559	24,479,559	—	—
Financials	58,758,352	58,758,352	—	—
Health Care	237,932,931	237,932,931	—	—
Industrials	170,476,981	166,410,213	4,066,768	—
Information Technology	1,712,744,478	1,699,307,899	3,926,273	9,510,306
Materials	15,005,812	15,005,812	—	—
Utilities	66,495,133	66,495,133	—	—
TOTAL COMMON STOCKS	$3,073,146,983	$3,055,643,636	$7,993,041	$9,510,306
PREFERRED STOCKS
Industrials	22,063,879	—	—	22,063,879
Information Technology	68,885,525	—	—	68,885,525
TOTAL PREFERRED STOCKS	$90,949,404	$—	$—	$90,949,404
REAL ESTATE INVESTMENT TRUSTS
Real Estate	22,843,955	22,843,955	—	—
SPECIAL PURPOSE VEHICLES
Information Technology	85,889,909	—	—	85,889,909
SHORT-TERM INVESTMENTS
Money Market Funds	29,037,146	29,037,146	—	—
TOTAL INVESTMENTS IN SECURITIES	$3,301,867,397	$3,107,524,737	$7,993,041	$186,349,619

Alger Focus Equity Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$794,614,254	$794,614,254	$—	$—
Consumer Discretionary	818,045,949	818,045,949	—	—
Financials	85,721,884	85,721,884	—	—
Health Care	348,357,883	348,357,883	—	—
Industrials	381,349,675	381,349,675	—	—
Information Technology	2,966,648,708	2,922,480,723	—	44,167,985
Materials	16,522,573	16,522,573	—	—
Utilities	123,385,037	123,385,037	—	—
TOTAL COMMON STOCKS	$5,534,645,963	$5,490,477,978	$—	$44,167,985
PREFERRED STOCKS
Industrials	19,066,558	—	—	19,066,558
Information Technology	145,699,789	—	—	145,699,789
TOTAL PREFERRED STOCKS	$164,766,347	$—	$—	$164,766,347
SPECIAL PURPOSE VEHICLES
Information Technology	297,205,373	—	—	297,205,373

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Focus Equity Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
SHORT-TERM INVESTMENTS
Money Market Funds	$88,186,357	$88,186,357	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$6,084,804,040	$5,578,664,335	$—	$506,139,705

Alger Mid Cap Growth Institutional Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$2,062,358	$2,062,358	$—	$—
Consumer Discretionary	7,068,053	7,068,053	—	—
Consumer Staples	1,448,488	1,448,488	—	—
Energy	463,566	463,566	—	—
Financials	3,775,454	3,775,454	—	—
Health Care	7,116,836	7,116,836	—	—
Industrials	15,384,626	15,384,626	—	—
Information Technology	10,747,398	10,747,398	—	—
Materials	913,128	913,128	—	—
Real Estate	778,022	778,022	—	—
Utilities	1,256,556	1,256,556	—	—
TOTAL COMMON STOCKS	$51,014,485	$51,014,485	$—	$—
PREFERRED STOCKS
Industrials	255,323	—	—	255,323
Information Technology	585,465	—	—	585,465
TOTAL PREFERRED STOCKS	$840,788	$—	$—	$840,788
REAL ESTATE INVESTMENT TRUSTS
Real Estate	660,191	660,191	—	—
RIGHTS
Health Care	— [1]	—	—	— [1]
SPECIAL PURPOSE VEHICLES
Information Technology	785,375	—	—	785,375
WARRANTS
Information Technology	— [2]	—	— [2]	—
SHORT-TERM INVESTMENTS
Money Market Funds	1,192,206	1,192,206	—	—
TOTAL INVESTMENTS IN SECURITIES	$54,493,045	$52,866,882	$—	$1,626,163

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Small Cap Growth Institutional Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$493,957	$493,957	$—	$—
Consumer Discretionary	4,834,252	4,834,252	—	—
Consumer Staples	1,066,537	1,066,537	—	—
Financials	4,215,542	4,215,542	—	—
Health Care	22,981,185	22,914,421	—	66,764
Industrials	20,229,099	20,229,099	—	—
Information Technology	15,656,750	15,656,750	—	—
Materials	93,578	93,578	—	—
Utilities	390,920	390,920	—	—
TOTAL COMMON STOCKS	$69,961,820	$69,895,056	$—	$66,764
PREFERRED STOCKS
Health Care	166,098	—	—	166,098
RIGHTS
Health Care	42,016 [1]	—	—	42,016 [1]
SPECIAL PURPOSE VEHICLES
Information Technology	960,097	—	—	960,097
SHORT-TERM INVESTMENTS
Money Market Funds	419,189	419,189	—	—
TOTAL INVESTMENTS IN SECURITIES	$71,549,220	$70,314,245	$—	$1,234,975

[1]
Each of Alger Mid Cap Growth Institutional Fund's and Alger Small Cap Growth Institutional Fund's holdings of Tolero
CDRs are classified as a Level 3 investment and are fair valued at zero as of April 30, 2026.

[2]
Alger Mid Cap Growth Institutional Fund's holdings of Constellation Software, Inc. warrants expiring March 31, 2040, are classified as a Level 2 investment and are fair valued at zero as of April 30, 2026.

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Institutional Fund	Common Stocks
Opening balance at November 1, 2025	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and Sales/Distributions
Purchases	9,510,306
Sales/Distributions	—
Closing balance at April 30, 2026	9,510,306
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2026**	$—

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Institutional Fund	Preferred Stocks
Opening balance at November 1, 2025	$42,884,542
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	11,397,409
Purchases and Sales/Distributions
Purchases	36,667,453
Sales/Distributions	—
Closing balance at April 30, 2026	90,949,404
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2026**	$11,397,409

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Institutional Fund	Special Purpose Vehicles
Opening balance at November 1, 2025	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	16,232,993
Purchases and Sales/Distributions
Purchases	69,656,916
Sales/Distributions	—
Closing balance at April 30, 2026	85,889,909
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2026**	$16,232,993

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Focus Equity Fund	Common Stocks
Opening balance at November 1, 2025	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and Sales/Distributions
Purchases	44,167,985
Sales/Distributions	—
Closing balance at April 30, 2026	44,167,985
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2026**	$—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Focus Equity Fund	Preferred Stocks
Opening balance at November 1, 2025	$106,986,387
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	36,797,554
Purchases and Sales/Distributions
Purchases	20,982,406
Sales/Distributions	—
Closing balance at April 30, 2026	164,766,347
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2026**	$36,797,554

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Focus Equity Fund	Special Purpose Vehicles
Opening balance at November 1, 2025	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	31,534,444
Purchases and Sales/Distributions
Purchases	265,670,929
Sales/Distributions	—
Closing balance at April 30, 2026	297,205,373
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2026**	$31,534,444

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Institutional Fund	Preferred Stocks
Opening balance at November 1, 2025	$280,196
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	304,774
Purchases and Sales/Distributions
Purchases	255,818
Sales/Distributions	—
Closing balance at April 30, 2026	840,788
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2026**	$304,774

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Institutional Fund	Rights
Opening balance at November 1, 2025	$—*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at April 30, 2026	—*
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2026**	$—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Institutional Fund	Special Purpose Vehicles
Opening balance at November 1, 2025	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	204,694
Purchases and Sales/Distributions
Purchases	580,681
Sales/Distributions	—
Closing balance at April 30, 2026	785,375
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2026**	$204,694

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Institutional Fund	Common Stocks
Opening balance at November 1, 2025	$63,250
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	3,514
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at April 30, 2026	66,764
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2026**	$3,514

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Institutional Fund	Preferred Stocks
Opening balance at November 1, 2025	$166,098
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at April 30, 2026	166,098
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2026**	$—

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Institutional Fund	Rights
Opening balance at November 1, 2025	$42,384*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(368)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at April 30, 2026	42,016*
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2026**	$(368)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Institutional Fund	Special Purpose Vehicles
Opening balance at November 1, 2025	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	545,032
Purchases and Sales/Distributions
Purchases	415,065
Sales/Distributions	—
Closing balance at April 30, 2026	960,097
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2026**	$545,032

*	Includes securities that are fair valued at zero during the period ended April 30, 2026.
**	Net change in unrealized appreciation (depreciation) is included in the net change in unrealized appreciation (depreciation) on investments in the accompanying Statements of Operations.
The following table provides quantitative information about each Fund's Level 3 fair value measurements of its investments as of April 30, 2026. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to each Fund's fair value measurements at April 30, 2026.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value April 30, 2026	Valuation Methodology	Unobservable Inputs	Inputs/Range	Weighted Average Inputs
Alger Capital Appreciation Institutional Fund
Common Stocks	$9,510,306	Market Approach	Transaction Price (b)	0%	N/A (a)
Preferred Stocks	49,116,791	Market Approach	Revenue Multiple	24.0x	24.0x
	6,641,680	Market Approach	Transaction Price (b)	0%	N/A (a)
	35,190,933	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 5 Years 80.00%-90.00% 4.02%	0% 5 Years 83.73% 4.02%
Special Purpose Vehicles	29,662,060	Market Approach	Transaction Price (c)	0%	N/A (a)
	56,227,849	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 5 Years 90.00% 4.02%	N/A (a) N/A (a) N/A (a) N/A (a)
Alger Focus Equity Fund
Common Stocks	44,167,985	Market Approach	Transaction Price (b)	0%	N/A (a)
Preferred Stocks	98,328,314	Market Approach	Revenue Multiple	24.0x	24.0x
	66,438,033	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 5 Years 80.00%-90.00% 4.02%	0% 5 Years 87.13% 4.02%
Special Purpose Vehicles	98,484,455	Market Approach	Transaction Price (c)	0%	N/A (a)
	198,720,918	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 5 Years 90.00% 4.02%	N/A (a) N/A (a) N/A (a) N/A (a)
Alger Mid Cap Growth Institutional Fund
Preferred Stocks	840,788	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 5 Years 80.00%-90.00% 4.02%	0% 5 Years 86.96% 4.02%
Rights	—*	Income Approach	Discount Rate Probability of Success	100% 0.00%	N/A (a) N/A (a)
Special Purpose Vehicles	272,315	Market Approach	Transaction Price (c)	0%	N/A (a)

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value April 30, 2026	Valuation Methodology	Unobservable Inputs	Inputs/Range	Weighted Average Inputs
	$513,060	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 5 Years 90.00% 4.02%	N/A (a) N/A (a) N/A (a) N/A (a)
Alger Small Cap Growth Institutional Fund
Common Stocks	66,764	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 1 Year 80.00% 3.72%	N/A (a) N/A (a) N/A (a) N/A (a)
Preferred Stocks	166,098	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 1 Year 80.00% 3.72%	N/A (a) N/A (a) N/A (a) N/A (a)
Rights	42,016*	Income Approach	Discount Rate Probability of Success	0.00%-4.84% 0.00%-40.00%	4.84% 39.16%
Special Purpose Vehicles	960,097	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 5 Years 90.00% 4.02%	N/A (a) N/A (a) N/A (a) N/A (a)

*	Tolero CDRs are classified as a Level 3 investment and are fair valued at zero as of April 30, 2026.
(a)	Each security type listed and respective valuation methodology and unobservable input, represents only one investment.
(b)
Fair value was determined based on the recent acquisition price (transaction price) as a best measure of fair value with no material changes in valuation assumptions since the acquisition date of March 31, 2026.

(c)
Fair value was determined based on the recent acquisition price (transaction price) as a best measure of fair value with no material changes in valuation assumptions since the acquisition date of March 2, 2026 and April 1, 2026.

The significant unobservable inputs used in the fair value measurement of each Fund's securities include revenue multiples, bookings multiples, and EBITDA multiples, discount rates, and the probability of  success of  certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would have resulted in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in revenue, bookings, and EBITDA multiples, decreases in discount rates, and increases in the probability of success result in higher fair value measurements, whereas decreases in revenue, bookings, and EBITDA multiples, increases in discount rates, and decreases in the probability of success result in lower fair value measurements. For the six months ended April 30, 2026, Alger Management updated the valuation methodology used to value Impulse Dynamics PLC, Series A, Impulse Dynamics PLC, Series F-3, and SB Technology Inc., Series E to include the option pricing method which considers a wide range of exit values to calculate the valuation of these investments. There were no other changes in valuation methodology for any other Level 3 investments.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 10 — Derivatives:

FASB Accounting Standards Codification 815 – Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.
There were no derivative instruments held by the Funds throughout the six months or as of April 30, 2026.
NOTE 11 — Principal Risks:

Alger Capital Appreciation Institutional Fund — Investing in the stock market involves risks, including the potential loss of  principal. The value of  these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Fund shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of  Fund dividends and distributions.  Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of  assets may be invested in securities of  companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Private placements are offerings of a company’s securities not registered with the SEC and not offered to the public, for which limited information may be available. Such investments are generally considered to be illiquid. Foreign securities involve special risks including currency fluctuations, inefficient trading, political and economic instability, and increased volatility. At times, the Fund may hold a large cash or cash equivalent position, which may underperform relative to equity securities. The Fund is classified as diversified within the meaning of the 1940 Act, as amended. The diversification of the Fund’s holdings is measured at the time the Fund purchases a security. Because of its long-term approach, the Fund could have a significant percentage of its assets invested in securities that have appreciated beyond their market capitalizations at the time of the Fund’s investment.
Alger Focus Equity Fund — Investing in the stock market involves risks, including the potential loss of  principal. The value of  these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Fund shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of  Fund dividends and distributions. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of  assets may be invested in securities of  companies in

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Private placements are offerings of a company’s securities not registered with the SEC and not offered to the public, for which limited information may be available. Such investments are generally considered to be illiquid. Foreign securities involve special risks including currency fluctuations, inefficient trading, political and economic instability, and increased volatility. Assets may be focused in a small number of  holdings, making them susceptible to risks associated with a single economic, political or regulatory event than a more diversified portfolio. Active trading may increase transaction costs, brokerage commissions, and taxes, which can lower the return on investment. At times, the Fund may hold a large cash or cash equivalent position, which may underperform relative to equity securities. The Fund is classified as a “non-diversified fund” under federal securities laws because it can invest in fewer individual companies than a diversified fund.
Alger Mid Cap Growth Institutional Fund — Investing in the stock market involves risks, including the potential loss of  principal. The value of  these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Fund shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of  Fund dividends and distributions. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of  assets may be invested in securities of  companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Investing in companies of medium capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. Foreign securities involve special risks including currency fluctuations, inefficient trading, political and economic instability, and increased volatility. At times, the Fund may hold a large cash or cash equivalent position, which may underperform relative to equity securities.
Alger Small Cap Growth Institutional Fund — Investing in the stock market involves risks, including the potential loss of  principal. The value of  these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Fund shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of  Fund dividends and distributions. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of  assets may be invested in securities of  companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Investing in companies of  small and medium capitalizations

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. Foreign securities involve special risks including currency fluctuations, inefficient trading, political and economic instability, and increased volatility. At times, the Fund may hold a large cash or cash equivalent position, which may underperform relative to equity securities.
NOTE 12 — Affiliated Securities:

During the six months ended April 30, 2026, as disclosed in the following table, certain Funds held 5% or more of the outstanding voting securities of the issuers listed below. As such, these issuers were “affiliated persons” of the applicable Fund(s) for purposes of the 1940 Act. Transactions during the six months ended April 30, 2026 with such affiliated persons are summarized below. During this period, other Funds in the Trust may also have held voting shares of the issuers at levels below 5%.

Security	Shares Held at October 31, 2025	Shares Purchased	Shares Sold	Shares Held at April 30, 2026	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at April 30, 2026
Alger Capital Appreciation Institutional Fund
Special Purpose Vehicles
2026 VDC LP1	—	—	—	—	$—	$—	$(400,616)	$29,662,060
Crosslink Ventures C, LLC, CI. A2	—	—	—	—	—	—	1,787,186	—
Total	—	—	—	—	$—	$—	$1,386,570	$29,662,060

Security	Shares Held at October 31, 2025	Shares Purchased	Shares Sold	Shares Held at April 30, 2026	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at April 30, 2026
Alger Focus Equity Fund
Special Purpose Vehicles
2026 VDC LP1	—	—	—	—	$—	$—	$(1,330,131)	$98,484,455
Disruptive Technology Solutions LI, LLC	—	—	—	—	—	—	32,864,575	198,720,918
Total	—	—	—	—	$—	$—	$31,534,444	$297,205,373

Security	Shares Held at October 31, 2025	Shares Purchased	Shares Sold	Shares Held at April 30, 2026	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at April 30, 2026
Alger Mid Cap Growth Institutional Fund
Special Purpose Vehicles
2026 VDC LP1	—	—	—	—	$—	$—	$(3,678)	$272,315
Crosslink Ventures C, LLC, CI. A2	—	—	—	—	—	—	319,659	—
Crosslink Ventures C, LLC, CI. B2	—	—	—	—	—		129,929	—
Total	—	—	—	—	$—	$—	$445,910	$272,315

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Security	Shares Held at October 31, 2025	Shares Purchased	Shares Sold	Shares Held at April 30, 2026	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at April 30, 2026
Alger Small Cap Growth Institutional Fund
Special Purpose Vehicles
Crosslink Ventures C, LLC, Cl. A2	—	—	—	—	$—	$—	$741,028	$—
Crosslink Ventures C, LLC, Cl. B2	—	—	—	—	—	—	187,676	—
Total	—	—	—	—	$—	$—	$928,704	$—
1The Alger Fund Complex and other entities managed by Alger Management owned greater than 25% of 2026 VDC LP.
2 Crosslink Ventures C, LLC liquidated and distributed shares of Chime Financial, Inc. Class A during the period, and is no longer deemed an affiliate of the Fund. Prior to the distribution of shares, the Alger Fund Complex and other entities managed by Alger Management fully owned Crosslink Ventures C, LLC, Class A and Crosslink Ventures C, LLC, Class B.
NOTE 13 — Subsequent Events:

Alger Management has evaluated events that have occurred subsequent to April 30, 2026, through the issuance date of the Financial Statements.
Effective May 20, 2026, Alger Management has contractually agreed to waive fees or to reimburse Fund expenses (excluding custody fees, acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage expenses, fees in connection with the ReFlow Fund, LLC liquidity program, extraordinary expenses, and certain proxy expenses, to the extent applicable) through October 31, 2027 to the extent necessary to limit other expenses and any other applicable share class-specific expenses of the Class Z-2 Shares of the Alger Mid Cap Growth Institutional Fund to 0.01% of the class’s average daily net assets. This expense reimbursement may only be amended or terminated prior to its expiration date by agreement between Alger Management and the Board, and will terminate automatically in the event of termination of the Fund's Investment Advisory Agreement. Alger Management may recoup any fees waived or expenses reimbursed pursuant to the contract; however, Alger Mid Cap Growth Institutional Fund will only make repayments to Alger Management if such repayment does not cause the expense ratio for Alger Mid Cap Growth Institutional Fund Class Z-2, after the repayment is taken into account, to exceed both (i) the expense cap in place at the time such amounts were waived or reimbursed, and (ii) the current expense cap of Alger Mid Cap Growth Institutional Fund Class Z-2. Such recoupment is limited to two years from the date the amount is initially waived or reimbursed.
No other material events have been identified which require recognition and/or disclosure.

THE ALGER INSTITUTIONAL FUNDS
OTHER INFORMATION (Unaudited)

Proxy Voting Policies

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities and the proxy voting record is available, without charge, by calling (800) 992-3863 or online on the Funds' website at http://www.alger.com or on the SEC’s website at http://www.sec.gov.
Fund Holdings

The Board has adopted policies and procedures relating to disclosure of the Funds' portfolio securities. These policies and procedures recognize that there may be legitimate business reasons for holdings to be disclosed and seek to balance those interests to protect the proprietary nature of the trading strategies and implementation thereof by the Funds.
Generally, the policies prohibit the release of information concerning portfolio holdings, which have not previously been made public, to individual investors, institutional investors, intermediaries that distribute the Funds' shares and other parties which are not employed by the Investment Manager or its affiliates except when the legitimate business purposes for selective disclosure and other conditions (designed to protect the Funds) are acceptable.
The Funds file their complete schedules of portfolio holdings with the SEC semi-annually in financial statements on Form N-CSR and after the first and third fiscal quarters as an exhibit to its reports on Form N-PORT. The Funds' Forms N-CSR and N-PORT are available online on the SEC’s website at www.sec.gov.
In addition, the Funds make publicly available their month-end top 10 holdings with a 10 day lag and their month-end full portfolio with a 60 day lag on their website www.alger.com and through other marketing communications (including printed advertising/sales literature and/or shareholder telephone customer service centers). No compensation or other consideration is received for the non-public disclosure of portfolio holdings information.
In accordance with the foregoing, the Funds provide portfolio holdings information to third parties including financial intermediaries and service providers who need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as required by law. From time to time, the Funds will communicate with these third parties to confirm that they understand the Funds' policies and procedures regarding such disclosure. These agreements must be approved by the Trust's Chief Compliance Officer.
The Board periodically reviews a report disclosing the third parties to whom each Fund's holdings information has been disclosed and the purpose for such

THE ALGER INSTITUTIONAL FUNDS
OTHER INFORMATION (Unaudited) (Continued)

disclosure, and it considers whether or not the release of information to such third parties is in the best interest of the Funds and its shareholders.
In addition to material the Funds routinely provide to shareholders, the Investment Manager may make additional statistical information available regarding the Alger Family of Funds.
Such information may include, but not be limited to, relative weightings and characteristics of a Fund versus an index (such as P/E ratio, alpha, beta, capture ratio, maximum drawdown, standard deviation, EPS forecasts, Sharpe ratio, information ratio, R-squared, and market cap analysis), security specific impact on overall portfolio performance, month-end top ten contributors to and detractors from performance, portfolio turnover, and other similar information. Shareholders should visit www.alger.com or may also contact the Funds at (800) 992-3863 to obtain such information.

THE ALGER INSTITUTIONAL FUNDS

100 Pearl Street, 27th Floor
New York, NY 10004
(800) 992-3863
www.alger.com
Investment Manager

Fred Alger Management, LLC
100 Pearl Street, 27th Floor
New York, NY 10004
Distributor

Fred Alger & Company, LLC
100 Pearl Street, 27th Floor
New York, NY 10004
Transfer Agent and Dividend Disbursing Agent

UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
Custodian

The Bank of New York
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm

Deloitte & Touche LLP
30 Rockefeller Plaza
New York, NY 10112
This report is submitted for the general information of the shareholders of the series of The Alger Institutional Funds. It is not authorized for distribution to prospective investors unless accompanied by an effective Prospectus for the Fund, which contains information concerning the Fund’s investment policies, fees and expenses as well as other pertinent information.

AIFSAR

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Remuneration paid to directors, officers and others is included in the Statements of Operations under the line items “Trustee fees” and “Investment advisory fees” as part of the financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not Applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to these procedures.

ITEM 16. CONTROLS AND PROCEDURES.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this Form N-CSR, that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable.

ITEM 19. EXHIBITS.

(a)(1)	Not applicable.
(a)(2)	Not applicable.
(a)(3)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 19(a)(3) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Institutional Funds

By:	/s/ Hal Liebes
Name:	Hal Liebes
Title:	Principal Executive Officer
Date:	June 18, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hal Liebes
Name:	Hal Liebes
Title:	Principal Executive Officer
Date:	June 18, 2026

By:	/s/ Michael D. Martins
Name:	Michael D. Martins
Title:	Principal Financial Officer
Date:	June 18, 2026